FIDELITY
CONVERTIBLE SECURITIES
FUND

SEMIANNUAL REPORT
MAY 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  26  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 30  Footnotes to the financial
                          statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999       PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CONVERTIBLE SECURITIES  15.24%         9.77%        105.75%       313.08%

ML All US Convertible            15.57%         11.29%       102.98%       246.72%
Securities

Convertible Securities Funds     10.62%         5.21%        83.38%        195.69%
Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch All U.S. Convertible Securities Index - a market capitalization-weighted index of domestic corporate convertible securities. To measure how the fund's performance stacked up against its peers, you can compare it to the convertible securities funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 63 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CONVERTIBLE SECURITIES    9.77%        15.52%        15.24%

ML All US Convertible              11.29%       15.21%        13.24%
Securities

Convertible Securities Funds       5.21%        12.70%        11.09%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Convertible Securities      ML All Conv. Sec. Index
             00308                       ML014
  1989/05/31      10000.00                    10000.00
  1989/06/30      10080.31                    10007.25
  1989/07/31      10533.97                    10227.54
  1989/08/31      10878.75                    10471.11
  1989/09/30      10887.82                    10415.45
  1989/10/31      10667.49                    10063.42
  1989/11/30      10841.92                    10136.12
  1989/12/31      10975.51                    10160.92
  1990/01/31      10568.66                     9769.59
  1990/02/28      10691.66                     9870.12
  1990/03/31      10901.58                    10051.95
  1990/04/30      10815.37                     9872.82
  1990/05/31      11246.45                    10375.98
  1990/06/30      11372.02                    10392.17
  1990/07/31      11294.46                    10236.82
  1990/08/31      10547.96                     9569.71
  1990/09/30      10027.44                     9187.15
  1990/10/31       9831.01                     8734.42
  1990/11/30      10341.72                     9224.09
  1990/12/31      10657.86                     9450.45
  1991/01/31      11318.34                     9934.72
  1991/02/28      12048.88                    10719.24
  1991/03/31      12369.23                    11015.10
  1991/04/30      12510.94                    11191.20
  1991/05/31      12936.07                    11548.45
  1991/06/30      12690.45                    11231.68
  1991/07/31      13202.16                    11495.66
  1991/08/31      13703.64                    11877.71
  1991/09/30      13932.39                    11899.47
  1991/10/31      14532.30                    12095.30
  1991/11/30      13911.70                    11922.75
  1991/12/31      14786.44                    12511.09
  1992/01/31      15532.79                    13072.45
  1992/02/29      16041.17                    13430.88
  1992/03/31      15770.65                    13346.38
  1992/04/30      15901.71                    13529.05
  1992/05/31      16207.51                    13768.41
  1992/06/30      16110.81                    13606.31
  1992/07/31      16551.90                    14041.66
  1992/08/31      16232.10                    14006.24
  1992/09/30      16618.79                    14296.03
  1992/10/31      17008.38                    14333.14
  1992/11/30      17553.80                    14739.82
  1992/12/31      18042.34                    15189.17
  1993/01/31      18645.69                    15679.35
  1993/02/28      18320.81                    15795.23
  1993/03/31      19232.51                    16397.57
  1993/04/30      19408.31                    16302.94
  1993/05/31      19888.83                    16675.72
  1993/06/30      19866.06                    16785.02
  1993/07/31      20067.21                    16847.43
  1993/08/31      20540.49                    17321.92
  1993/09/30      20779.11                    17493.46
  1993/10/31      21256.79                    17923.25
  1993/11/30      21053.78                    17675.13
  1993/12/31      21251.69                    17944.51
  1994/01/31      21781.37                    18412.75
  1994/02/28      21432.55                    18179.81
  1994/03/31      20494.38                    17428.86
  1994/04/30      20154.76                    17086.95
  1994/05/31      20076.39                    17081.56
  1994/06/30      20061.28                    16888.42
  1994/07/31      20418.57                    17188.16
  1994/08/31      21503.68                    17632.79
  1994/09/30      21369.37                    17407.61
  1994/10/31      21503.35                    17469.01
  1994/11/30      20940.64                    16935.48
  1994/12/31      20878.53                    16867.67
  1995/01/31      20878.53                    16988.78
  1995/02/28      21313.50                    17519.78
  1995/03/31      21943.35                    17995.45
  1995/04/30      22437.70                    18370.92
  1995/05/31      22684.87                    18878.13
  1995/06/30      23252.28                    19522.48
  1995/07/31      23862.36                    20182.85
  1995/08/31      24139.67                    20478.54
  1995/09/30      24597.86                    20744.88
  1995/10/31      23996.20                    20180.82
  1995/11/30      24709.79                    20954.88
  1995/12/31      24924.90                    21032.30
  1996/01/31      25432.37                    21680.86
  1996/02/29      26044.65                    22170.53
  1996/03/31      26377.65                    22401.96
  1996/04/30      26995.64                    22818.42
  1996/05/31      27432.76                    23322.76
  1996/06/30      27129.33                    22977.31
  1996/07/31      25850.51                    21998.48
  1996/08/31      26566.04                    22846.93
  1996/09/30      27145.96                    23476.09
  1996/10/31      27468.94                    23759.13
  1996/11/30      28668.59                    24561.86
  1996/12/31      28675.10                    24381.38
  1997/01/31      29605.89                    25091.84
  1997/02/28      29050.68                    24998.23
  1997/03/31      28042.34                    24461.84
  1997/04/30      28438.70                    24684.15
  1997/05/31      30090.19                    25936.24
  1997/06/30      30989.09                    26749.94
  1997/07/31      32558.58                    28276.97
  1997/08/31      32408.31                    28123.81
  1997/09/30      34570.37                    29423.97
  1997/10/31      32787.17                    28857.22
  1997/11/30      32921.76                    28913.05
  1997/12/31      32820.74                    29151.72
  1998/01/31      33592.25                    29241.46
  1998/02/28      36170.48                    30536.22
  1998/03/31      37972.99                    31658.94
  1998/04/30      38655.82                    31857.64
  1998/05/31      37631.57                    31153.92
  1998/06/30      38224.34                    31417.05
  1998/07/31      37842.48                    30918.11
  1998/08/31      31885.44                    27365.61
  1998/09/30      32935.56                    27911.78
  1998/10/31      34322.32                    28632.71
  1998/11/30      35843.90                    30000.34
  1998/12/31      38165.09                    31755.59
  1999/01/31      39486.87                    33322.09
  1999/02/28      37603.59                    32157.88
  1999/03/31      39825.81                    33488.57
  1999/04/30      41579.15                    34847.94
  1999/05/28      41307.80                    34672.01
IMATRL PRASUN   SHR__CHT 19990531 19990611 104222 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Convertible Securities Fund on May 31, 1989. As the chart shows, by May 31, 1999, the value of the investment would have grown to $41,308 - a 313.08% increase on the initial investment. For comparison, look at how the Merrill Lynch All U.S. Convertible Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $34,672 - a 246.72% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

With the Federal Reserve Board's
shift in bias toward raising interest
rates to combat inflation, U.S.
equity markets stalled - at least
temporarily - toward the tail end
of the six-month period ending May
31, 1999. Just six months earlier, it
was the Fed's willingness to lower
rates that helped U.S. stock markets
shrug off the ill effects of worldwide
economic doldrums, spurring a
continuation of their bullish
performance into the spring. For the
six-month period, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
16.75%. The tech-heavy NASDAQ
Index rose 26.93% for the period,
while the Standard & Poor's 500
Index - a popular performance
measure of U.S. stock markets -
returned 12.61%. For the month of
May itself, however, the returns for
all three indexes were in negative
territory, testament to the inflation
concerns of anxious investors. The
later stages of the period also were
characterized by a rotation out of
the recently favored large-cap growth
stocks, and into the smaller,
economically sensitive cyclical and
value stocks. What's more, the
previously beleaguered Russell
2000 Index - a popular
performance measure of
small-capitalization stocks -
demonstrated renewed strength,
soundly outperforming the S&P 500
during the last three months of the
period by a count of 12.28% to
5.48%.

(photograph of David Felman)

An interview with David Felman, Portfolio Manager of Fidelity
Convertible Securities Fund

Q. HOW DID THE FUND PERFORM, DAVID?

A. The fund marginally lagged the 15.57% return for the Merrill Lynch All U.S. Convertible Securities Index. Yet, fund performance was strong with a 15.24% total return for the six months that ended May 31, 1999. During the same time, the convertible securities funds average tracked by Lipper Inc. returned 10.62%. For the 12 months that ended May 31, 1999, the fund returned 9.77%. In comparison, the Merrill Lynch All U.S. Convertible Securities Index and the Lipper convertible securities funds average returned 11.29% and 5.21%, respectively.

Q. WHAT FACTORS CAUSED THE FUND TO SIGNIFICANTLY OUTPACE THE LIPPER AVERAGE, YET UNDERPERFORM THE MERRILL LYNCH INDEX?

A. Fund performance benefited from an overweighted asset allocation in the telecommunications and energy sectors, which performed very well during the period. There were also a number of holdings in the basic industries sectors, such as metals, chemicals, and packaging & containers, that provided strong results. Relative to the index, the slight lag in performance can be attributed to the fund's underweighted position in the Internet sector, combined with poor results from a number of holdings across a range of industries. I'll discuss the specific securities that hurt performance later in the interview.

Q. WHY WAS THE FUND UNDERWEIGHTED IN THE TOP-PERFORMING INTERNET
STOCKS?

A. I felt that many Internet stocks and the overall sector were characterized by excessive speculation and hype. While I did dabble in a few Internet holdings that did very well for the fund, Internet optimism resulted in stock valuations that seemed excessive given existing business prospects. I'm a careful stock picker in this sector in the near term because of high valuations, a tremendously competitive business environment and the threat of tighter monetary policy at the Federal Reserve.

Q. WHAT SPECIFIC HOLDINGS HELPED THE FUND'S PERFORMANCE?

A. In the telecommunications sector, holdings such as Global TeleSystems and WinStar performed well. Global TeleSystems, a European telecommunications company, benefited from its dominant position as a long-distance call provider and its valuable network infrastructure. Shares of WinStar Communications appreciated as the telecommunications sector continued to display favorable long-term growth potential. Another boost to total return came from cable operator MediaOne. Shares of MediaOne rallied dramatically as investor confidence in the company's high-speed Internet access capabilities increased and after its merger agreement with AT&T was announced.

Q. WHICH SECURITIES WERE THE PRIMARY DETRACTORS FROM TOTAL RETURN?

A. Aerospace and information systems company Orbital Sciences was a significant detractor from performance during the period. Shares in Orbital Sciences were hammered after the company announced its earnings would fall below expectations. In spite of this disappointing news, I'm optimistic about the company's product line and future business prospects. Another detractor from performance was Federal-Mogul. This global automotive parts manufacturer was hurt by concerns over weakness in overseas markets and the perception that the company was planning acquisitions that could dilute future earnings.

Q. WHAT'S YOUR OUTLOOK FOR THE FUND?

A. One of the measurements I monitor very closely in managing the fund is volatility compared to the benchmark index. The portfolio's volatility has been reduced somewhat - meaning the fund's assets are positioned closer to the index in terms of its volatility and risk. The fund's neutral position is more conservative compared to the asset allocation a year ago for a few reasons. First, I started to become more defensive toward the end of last year in light of uncertainties in the global economy. Second, more recently, I became concerned about what I saw as a high level of market speculation. Finally, I feared the threat of tighter monetary policy to combat potential inflation in the robust U.S. economy could have a negative impact on stock valuations.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

NOTE TO SHAREHOLDERS:
Effective August 2, 1999, Beso Sikharulidze will become Portfolio
Manager of Fidelity Convertible Securities Fund.

(checkmark)FUND FACTS

GOAL: to provide high total
return through a combination
of current income and capital
appreciation by investing
mainly in securities that are
convertible into common
stock

FUND NUMBER: 308

TRADING SYMBOL: FCVSX

START DATE: January 5, 1987

SIZE: as of May 31, 1999,
more than $1.0 billion

MANAGER: David Felman, since
1997; manager, Fidelity Select
Telecommunications Portfolio,
1994-1996; Fidelity Select
Chemicals Portfolio, 1995;
joined Fidelity in 1993

DAVID FELMAN ON THE INTERNET'S
IMPACT ON THE CONVERTIBLE
SECURITIES MARKET:

"When an industry's stock valuations
increase dramatically, companies
can issue convertible securities at
lower costs than issuing bonds.
That's what we've seen lately with
Internet stocks. As the prices for
Internet stocks appreciated, many of
these companies issued new
convertible securities. As a result,
Internet stocks now represent
approximately 8% of the convertible
securities market. Such a large
percentage of the index represented
by one industry can make it difficult
to manage the fund's performance
relative to its index and Lipper
peer group.

"For example, despite the Internet
sector's questionable earnings
prospects and high valuations, the
fund slightly underperformed the
index because it did not approach
the full weighting of Internet stocks
present in the index. This type of
development tends to prompt
convertible securities fund
managers to increase their exposure
to the dominant sector  in an effort to
minimize the chances of
underperforming the index
regardless of the sector's investment
merits. A speculative environment
of this sort can lead to a
broad-based setback if investors
are forced to revise their
assumptions that strong
fundamentals, high valuations, low
inflation and interest rates will
persist indefinitely."


INVESTMENT CHANGES





TOP TEN INVESTMENTS AS OF MAY
31, 1999

                                 % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                          THESE HOLDINGS 6 MONTHS AGO

MediaOne Group, Inc. Class D      3.8                      1.8
$2.25

MediaOne Group, Inc.              3.1                      0.0
(AirTouch Communications,
Inc.) $3.63 PIES

Houston Industries, Inc.          2.6                      3.0
(Time Warner)  $3.216 ACES

Sealed Air Corp. Series A,        2.0                      1.8
$2.00

Premier Parks, Inc. $4.05 PIES    1.9                      1.5

Tosco Financing Trust $2.875      1.9                      2.0

Federal-Mogul Financing Trust     1.7                      2.6
$3.50

Hewlett-Packard Co. 0% 10/14/17   1.7                      0.0

Union Pacific Capital Trust       1.6                      0.5
$3.125

Xerox Corp. 0.57% 4/21/18         1.4                      1.4

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                                 % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                          THESE MARKET SECTORS 6
                                                          MONTHS AGO

TECHNOLOGY                        16.3                     21.5

MEDIA & LEISURE                   14.6                     7.6

ENERGY                            11.7                     4.1

FINANCE                           10.0                     10.0

UTILITIES                         9.4                      16.7



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999 *                                             AS OF NOVEMBER 30, 1998 **

Convertible  Securities 68.1%                                    Convertible  Securities 77.8%

Stocks                  20.4%                                    Stocks                   9.9%

Nonconvertible  Bonds    0.7%                                    Nonconvertible  Bonds    1.0%

Short-Term  Investments 10.8%                                    Short-Term  Investments 11.3%

* FOREIGN INVESTMENTS    4.3%                                    ** FOREIGN INVESTMENTS   5.8%

Row: 1, Col: 1, Value: 68.09999999999999                         Row: 1, Col: 1, Value: 77.8
Row: 1, Col: 2, Value: 0.0                                       Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 20.4                                      Row: 1, Col: 3, Value: 9.9
Row: 1, Col: 4, Value: 0.0                                       Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.7000000000000001                        Row: 1, Col: 5, Value: 1.0
Row: 1, Col: 6, Value: 0.0                                       Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                       Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 10.8                                      Row: 1, Col: 8, Value: 11.3




INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



CORPORATE BONDS - 35.8%

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL  AMOUNT (D) (000S)            VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - 35.1%

AEROSPACE & DEFENSE - 2.9%

Kellstrom Industries, Inc.:

5.5% 6/15/03                      B3          $ 5,245                                 $ 4,222

5.75% 10/15/02 (e)                B3           1,500                                   1,313

5.75% 10/15/02                    B3           2,350                                   2,056

Orbital Sciences Corp.:

5% 10/1/02 (e)                    B2           12,200                                  12,719

5% 10/1/02                        B+           9,570                                   9,977

                                                                                       30,287

BASIC INDUSTRIES - 0.9%

PAPER & FOREST PRODUCTS - 0.9%

Metsa-Serla Oyj:

4.375% 10/15/02 (e)               -            8,000                                   7,680

4.375% 10/15/02                   -            2,000                                   1,940

                                                                                       9,620

CONSTRUCTION & REAL ESTATE -
0.7%

CONSTRUCTION - 0.7%

Lennar Corp. 0% 7/29/18           Ba1          16,650                                  7,243

ENERGY - 2.3%

ENERGY SERVICES - 2.3%

Baker Hughes, Inc. 0% 5/5/08      A2           14,500                                  10,748

Diamond Offshore Drilling,        Baa2         2,500                                   2,488
Inc. 3.75% 2/15/07

Nabors Industries, Inc. 5%        Baa1         6,666                                   7,674
5/15/06

Pride International, Inc. 0%      B2           11,000                                  3,369
4/24/18

                                                                                       24,279

FINANCE - 2.6%

CREDIT & OTHER FINANCE - 0.4%

Elan Finance Corp. Ltd. 0%        Baa3         8,200                                   4,182
12/14/18 liquid yield option
notes (e)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL  AMOUNT (D) (000S)            VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - CONTINUED

FINANCE - CONTINUED

INSURANCE - 2.2%

Berkshire Hathaway, Inc. 1%       Aaa         $ 4,540                                 $ 8,944
12/2/01

Loews Corp. 3.125% 9/15/07        A2           18,000                                  14,614

                                                                                       23,558

TOTAL FINANCE                                                                          27,740

HEALTH - 3.2%

DRUGS & PHARMACEUTICALS - 3.2%

Alpharma, Inc.:

3% 6/1/06 (e)                     B            3,000                                   3,000

5.75% 4/1/05                      B            6,250                                   6,969

Atrix Laboratories, Inc. 7%       -            1,500                                   1,080
12/1/04 (e)

Genzyme Corp. 5.25% 6/1/05        -            5,650                                   6,907

IDEC Pharmaceuticals Corp.        -            12,300                                  4,843
liquid yield  option note 0%
2/16/19 (e)

Integrated Process Equipment
Corp.:

6.25% 9/15/04 (e)                 B-           2,500                                   1,941

6.25% 9/15/04                     B-           750                                     582

Roche Holdings, Inc. liquid
yield option note:

0% 4/20/10 (e)                    -            2,000                                   1,160

0% 5/6/12 (e)                     -            10,000                                  4,900

Sepracor, Inc. 7% 12/15/05 (e)    -            3,000                                   2,633

                                                                                       34,015

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.8%

ELECTRICAL EQUIPMENT - 0.5%

ANTEC Corp. 4.5% 5/15/03          B2           1,000                                   1,340

Oak Industries, Inc.:

4.875% 3/1/08 (e)                 B2           500                                     695

4.875% 3/1/08                     B2           2,500                                   3,475

                                                                                       5,510

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL  AMOUNT (D) (000S)            VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

ASM Lithography Holding:

2.5% 4/9/05 (e)                   -      NLG   500                                    $ 227

2.5% 4/9/05                       -      NLG   5,500                                   2,492

                                                                                       2,719

TOTAL INDUSTRIAL MACHINERY &                                                           8,229
EQUIPMENT

MEDIA & LEISURE - 0.7%

PUBLISHING - 0.2%

News America Holdings, Inc.       Baa3         1,500                                   1,043
liquid yield option notes 0%
3/11/13

Scholastic Corp. 5% 8/15/05       Baa3         500                                     479
(e)

                                                                                       1,522

RESTAURANTS - 0.5%

CKE Restaurants, Inc.:

4.25% 3/15/04 (e)                 B2           2,500                                   1,938

4.25% 3/15/04                     B1           4,500                                   3,488

                                                                                       5,426

TOTAL MEDIA & LEISURE                                                                  6,948

RETAIL & WHOLESALE - 2.9%

GENERAL MERCHANDISE STORES -
1.2%

Costco Companies, Inc.:

0% 8/19/17 (e)                    A3           1,000                                   875

0% 8/19/17                        -            14,000                                  12,250

                                                                                       13,125

GROCERY STORES - 1.0%

Koninklijke Ahold NV 3%           Baa1   NLG   16,000                                  9,968
9/30/03

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.7%

Home Depot, Inc. 3.25% 10/1/01    A1           400                                     988

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL  AMOUNT (D) (000S)            VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - CONTINUED

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

HomeBase, Inc. 5.25% 11/1/04      B-          $ 2,000                                 $ 1,575

Office Depot, Inc. 0% 11/1/08     Baa2         6,000                                   4,913

                                                                                       7,476

TOTAL RETAIL & WHOLESALE                                                               30,569

SERVICES - 2.5%

ADVERTISING - 1.2%

Clear Channel Communications,     Baa3         1,250                                   1,559
Inc.  2.625% 4/1/03

DoubleClick, Inc. 4.75%           -            2,950                                   3,964
3/15/06 (e)

Interpublic Group of
Companies, Inc.:

1.8% 9/16/04                      -            2,000                                   2,178

1.87% 6/1/06 (e)                  -            5,500                                   4,737

                                                                                       12,438

SERVICES - 1.3%

ADT Operations, Inc. liquid       Baa1         5,800                                   13,772
yield option notes 0%, 7/6/10

TOTAL SERVICES                                                                         26,210

TECHNOLOGY - 13.7%

COMMUNICATIONS EQUIPMENT - 1.5%

Checkpoint Systems, Inc.          -            2,000                                   1,490
5.25% 11/1/05

DSC Communications Corp. 7%       A1           14,000                                  14,455
8/1/04

                                                                                       15,945

COMPUTER SERVICES & SOFTWARE
- 1.3%

Automatic Data Processing,        Aa3          3,875                                   4,125
Inc. 0% 2/20/12

Exodus Communications, Inc.       -            1,900                                   3,378
5% 3/15/06 (e)

Networks Associates, Inc. 0%      -            17,500                                  5,250
2/13/18

Tecnomatix Tech Ltd. 5.25%        -            1,732                                   1,204
8/15/04 (e)

                                                                                       13,957

COMPUTERS & OFFICE EQUIPMENT
- 6.6%

Adaptec, Inc. 4.75% 2/1/04        B1           9,000                                   8,010

Comverse Technology, Inc.         B            6,250                                   10,570
4.5% 7/1/05

Hewlett-Packard Co. 0%            Aa3          28,000                                  17,360
10/14/17

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL  AMOUNT (D) (000S)            VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - CONTINUED

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Hutchinson Technology, Inc.       -           $ 5,250                                 $ 5,499
6% 3/15/05

Quantum Corp. 7% 8/1/04           B2           13,500                                  12,555

Xerox Corp. 0.57% 4/21/18         A3           24,000                                  15,000

                                                                                       68,994

ELECTRONIC INSTRUMENTS - 0.4%

LAM Research Corp. 5% 9/1/02      B            5,000                                   4,175

ELECTRONICS - 3.9%

Brightpoint, Inc.:

0% 3/11/18 (e)                    B2           13,500                                  3,375

0% 3/11/18                        B2           1,000                                   250

Candescent Technologies Corp.     -            5,500                                   4,125
7% 5/1/03 (e)

Conexant Systems, Inc. 4.25%      -            6,000                                   6,353
5/1/06 (e)

LSI Logic Corp. 4.25% 3/15/04     -            9,500                                   13,051
(e)

World Access, Inc.:

4.5% 10/1/02 (e)                  CCC+         10,850                                  6,944

4.5% 10/1/02                      CCC+         10,200                                  6,528

                                                                                       40,626

TOTAL TECHNOLOGY                                                                       143,697

UTILITIES - 1.9%

ELECTRIC UTILITY - 1.2%

AES Corp. 4.5% 8/15/05            B1           8,500                                   9,531

KTI, Inc. 8.75% 8/15/04           -            3,670                                   3,688

                                                                                       13,219

TELEPHONE SERVICES - 0.7%

Cam-Net Communications            -            2,275                                   -
Network, Inc. 11.5% 4/4/00
(f)

France Telecom SA 2% 1/1/04       Aa1    EUR   4,640                                   5,390
(e)

Telefonica Europe BV 2%           A2           1,000                                   1,630
7/15/02

                                                                                       7,020

TOTAL UTILITIES                                                                        20,239

TOTAL CONVERTIBLE BONDS                                                                369,076

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL  AMOUNT (D) (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS - 0.7%

UTILITIES - 0.7%

TELEPHONE SERVICES - 0.7%

Global TeleSystems Group,         Caa2        $ 1,000                                 $ 968
Inc. 9.875% 2/15/05

WinStar Communications, Inc.      CCC          8,000                                   6,640
10% 3/15/08

                                                                                       7,608

TOTAL CORPORATE BONDS                                                                  376,684
(Cost $378,555)



COMMON STOCKS - 20.3%

                                 SHARES

BASIC INDUSTRIES - 4.3%

CHEMICALS & PLASTICS - 1.7%

Airgas, Inc. (a)                  284,000                   3,248

Hanna (M.A.) Co.                  182,800                   2,696

Hercules, Inc.                    100,000                   3,494

NOVA Chemicals Corp.              209,000                   4,469

Solutia, Inc.                     165,000                   3,702

                                                            17,609

IRON & STEEL - 0.2%

Nucor Corp.                       46,200                     2,307

METALS & MINING - 0.6%

Alcoa, Inc.                       110,000                    6,050

PACKAGING & CONTAINERS - 0.9%

Ball Corp.                        44,700                     2,176

Corning, Inc.                     50,300                     2,748

Tupperware Corp.                  213,500                    4,750

                                                             9,674

PAPER & FOREST PRODUCTS - 0.9%

Georgia-Pacific Corp.             25,000                     2,161

Trex Co., Inc. (a)                324,100                    7,110

                                                             9,271

TOTAL BASIC INDUSTRIES                                       44,911

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE -
0.1%

BUILDING MATERIALS - 0.1%

American Standard Companies,      20,000                    $ 925
Inc. (a)

DURABLES - 0.8%

AUTOS, TIRES, & ACCESSORIES -
0.8%

Navistar International Corp.      136,500                    6,740
(a)

Pep Boys-Manny, Moe & Jack        100,000                    1,888

                                                             8,628

ENERGY - 4.3%

ENERGY SERVICES - 1.1%

BJ Services Co. (a)               80,000                     2,205

ENSCO International, Inc.         100,000                    1,775

Halliburton Co.                   190,000                    7,861

                                                             11,841

OIL & GAS - 3.2%

Anadarko Petroleum Corp.          339,500                    12,731

Cooper Cameron Corp. (a)          108,300                    3,919

Nuevo Energy Co. (a)              130,000                    1,983

Suncor Energy, Inc.               80,000                     3,017

USX-Marathon Group                190,000                    5,688

Weatherford International,        175,000                    5,775
Inc. (a)

                                                             33,113

TOTAL ENERGY                                                 44,954

FINANCE - 0.7%

CREDIT & OTHER FINANCE - 0.2%

Associates First Capital          63,600                     2,608
Corp. Class A

ContiFinancial Corp. (a)          10,000                     71

                                                             2,679

INSURANCE - 0.3%

CIGNA Corp.                       10,000                     933

Financial Security Assurance      500                        28
Holdings Ltd.

MBIA, Inc.                        27,400                     1,872

UICI (a)                          15,300                     367

                                                             3,200

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

SAVINGS & LOANS - 0.2%

Washington Mutual, Inc.           50,500                    $ 1,928

TOTAL FINANCE                                                7,807

HEALTH - 1.3%

DRUGS & PHARMACEUTICALS - 0.7%

Immunex Corp. (a)                 12,400                     1,626

PE Corp.:

(Biosystems Group)                49,600                     5,540

(Celera Genomics Group) (a)       24,800                     422

                                                             7,588

MEDICAL FACILITIES MANAGEMENT
- 0.6%

United HealthCare Corp.           110,000                    6,408

TOTAL HEALTH                                                 13,996

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.0%

ELECTRICAL EQUIPMENT - 0.0%

Sensormatic Electronics Corp.     640                        7
(a)(e)

MEDIA & LEISURE - 1.6%

BROADCASTING - 0.4%

AT&T Corp. (Liberty Media         35,000                     2,325
Group) Class A (a)

MediaOne Group, Inc.              10,000                     739

Time Warner, Inc.                 10,105                     688

                                                             3,752

ENTERTAINMENT - 0.4%

King World Productions, Inc.      100,000                    3,338
(a)

Premier Parks, Inc. (a)           22,700                     809

                                                             4,147

LODGING & GAMING - 0.2%

Argosy Gaming Co. (a)             65,900                     527

Circus Circus Enterprises,        82,500                     1,743
Inc. (a)

                                                             2,270

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - 0.6%

Tricon Global Restaurants,        108,400                   $ 6,314
Inc. (a)

TOTAL MEDIA & LEISURE                                        16,483

PRECIOUS METALS - 1.5%

Newmont Mining Corp.              150,000                    2,672

Stillwater Mining Co. (a)         406,908                    12,996

                                                             15,668

RETAIL & WHOLESALE - 0.6%

APPAREL STORES - 0.1%

Abercrombie & Fitch Co. Class     5,700                      480
A (a)

Intimate Brands, Inc. Class A     15,000                     777

                                                             1,257

DRUG STORES - 0.0%

CVS Corp.                         1,700                      78

GENERAL MERCHANDISE STORES -
0.2%

Consolidated Stores Corp. (a)     50,000                     1,719

GROCERY STORES - 0.1%

Kroger Co. (a)                    18,000                     1,054

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.2%

Circuit City Stores, Inc. -       25,000                     1,795
Circuit City Group

IKON Office Solutions, Inc.       31,100                     433

                                                             2,228

TOTAL RETAIL & WHOLESALE                                     6,336

SERVICES - 0.4%

ADVERTISING - 0.4%

Getty Images, Inc. (a)            120,000                    2,625

Interpublic Group of              15,400                     1,167
Companies, Inc.

                                                             3,792

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

SERVICES - 0.0%

Bright Horizons Family            1,610                     $ 31
Solutions, Inc. (a)

CheckFree Holdings Corp. (a)      10,200                     480

                                                             511

TOTAL SERVICES                                               4,303

TECHNOLOGY - 2.5%

COMMUNICATIONS EQUIPMENT - 0.9%

AudioCodes Ltd.                   23,800                     352

Copper Mountain Networks,         300                        19
Inc.

DSP Communications, Inc. (a)      80,000                     2,460

Jabil Circuit, Inc. (a)           124,600                    6,012

                                                             8,843

COMPUTER SERVICES & SOFTWARE
- 0.8%

Sabre Group Holdings, Inc.        2,700                      166
Class A (a)

Unisys Corp. (a)                  212,454                    8,060

                                                             8,226

COMPUTERS & OFFICE EQUIPMENT
- 0.0%

Caere Corp. (a)                   21,300                     253

ELECTRONIC INSTRUMENTS - 0.1%

Teradyne, Inc. (a)                24,100                     1,273

ELECTRONICS - 0.7%

National Semiconductor Corp.      400,100                    7,752
(a)

TOTAL TECHNOLOGY                                             26,347

TRANSPORTATION - 0.0%

AIR TRANSPORTATION - 0.0%

Florida West Airlines, Inc.       18,236                     -
(a)

UTILITIES - 2.2%

CELLULAR - 0.1%

Cellnet Data Systems, Inc. (a)    200,000                    1,775

ELECTRIC UTILITY - 0.1%

Calpine Corp. (a)                 12,800                     694

KTI, Inc. (a)                     9,400                      99

                                                             793

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

GAS - 0.3%

Enron Corp.                       43,000                    $ 3,069

TELEPHONE SERVICES - 1.7%

Allegiance Telecom, Inc. (a)      15,300                     566

Cincinnati Bell, Inc.             312,800                    7,566

MCI WorldCom, Inc. (a)            93,929                     8,113

Metromedia Fiber Network,         34,800                     1,405
Inc. Class A (a)

SUNCOM Telecommunications,        2,413,358                  -
Inc. (a)

WinStar Communications, Inc.      5,364                      265
(a)

                                                             17,915

TOTAL UTILITIES                                              23,552

TOTAL COMMON STOCKS                             213,917
(Cost $174,145)

PREFERRED STOCKS - 33.1%



CONVERTIBLE PREFERRED STOCKS
- 33.0%

BASIC INDUSTRIES - 2.5%

CHEMICALS & PLASTICS - 0.1%

Monsanto Co. $1.625 ACES          28,800                     1,195

PACKAGING & CONTAINERS - 0.3%

Owens-Illinois, Inc. $2.375       84,000                     3,497

PAPER & FOREST PRODUCTS - 2.1%

International Paper Capital       20,000                     1,035
Trust $2.625

Sealed Air Corp. Series A,        340,700                    20,527
$2.00

                                                             21,562

TOTAL BASIC INDUSTRIES                                       26,254

CONSTRUCTION & REAL ESTATE -
0.1%

CONSTRUCTION - 0.1%

Kaufman & Broad Home Corp.        100,000                    800
$0.825 PRIDES

ENERGY - 5.1%

OIL & GAS - 5.1%

Apache Corp. $2.015 ACES          276,000                    9,557

PREFERRED STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

ENERGY - CONTINUED

OIL & GAS - CONTINUED

EVI, Inc.:

$2.50 (e)                         30,000                    $ 1,110

$2.50                             150,000                    5,550

Pogo Trust I $3.25 QUIPS          140,000                    7,035

Tesoro Petroleum Corp.            410,500                    5,234
$1.1552 PIES

Tosco Financing Trust:

$2.875 (e)                        409,000                    19,530

$2.875                            115,000                    5,491

                                                             53,507

FINANCE - 6.7%

BANKS - 0.1%

National Australia Bank Ltd.      60,000                     1,793
$1.9687 EXCAPS

CREDIT & OTHER FINANCE - 5.4%

CVS Trust Automatic Common        60,000                     5,040
Exchangeable Securities
Trust $4.23

Dollar General STRYPES Trust      50,500                     2,058
$3.3536

Federal-Mogul Financing Trust:

$3.50 (e)                         325,000                    17,875

$3.50                             25,000                     1,375

Life Re Corp./Life Re Capital     70,000                     5,377
Trust II $3.96

Newell Financial Trust I          105,000                    5,460
$2.625 QUIPS

Nextel STRYPES Trust $1.015       60,000                     1,890

Union Pacific Capital Trust       325,000                    16,981
$3.125

WBK STRYPES Trust (Westpac        25,000                     805
Banking Corp.) $3.135

                                                             56,861

INSURANCE - 0.3%

Philadelphia Consolidated         323,000                    3,210
Holding Corp. $0.70 Income
PRIDES

SECURITIES INDUSTRY - 0.9%

Cendant Corp. $3.75 Income        70,900                     2,251
PRIDES

PREFERRED STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

FINANCE - CONTINUED

SECURITIES INDUSTRY - CONTINUED

Merrill Lynch & Co., Inc.:

(Cox Communications, Inc.)        50,000                    $ 3,378
$1.37 STRYPES

(IMC Global) $2.3906 STRYPES      151,000                    3,596

                                                             9,225

TOTAL FINANCE                                                71,089

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.3%

ELECTRICAL EQUIPMENT - 1.3%

Qualcomm Financial Trust I        94,000                     12,984
$2.875

Sensormatic Electronics Corp.     15,000                     326
$1.625 (a)(e)

                                                             13,310

MEDIA & LEISURE - 12.3%

BROADCASTING - 9.7%

Adelphia Communications Corp.     35,000                     7,588
$11.00 (a)

Comcast Corp. (AT&T) $2.7658      30,000                     2,678
PHONES

CSC Holdings, Inc. $2.125         58,700                     6,905

EchoStar Communications Corp.     32,000                     7,072
$3.375

MediaOne Group, Inc.              387,000                    32,411
(AirTouch Communications,
Inc.) $3.63 PIES

MediaOne Group, Inc. Class D      271,600                    39,793
$2.25

TCI Pacific Communications,       15,500                     5,518
Inc. (Telecommunications,
Inc.) Class A, $5.00

                                                             101,965

ENTERTAINMENT - 1.9%

Premier Parks, Inc. $4.05 PIES    305,600                    20,322

RESTAURANTS - 0.7%

Wendys Financing I $2.50          127,500                    7,523
TECONS

TOTAL MEDIA & LEISURE                                        129,810

NONDURABLES - 0.1%

FOODS - 0.1%

Dole Foods Co., Inc. $2.75        31,400                     969
ACES

PREFERRED STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

SERVICES - 0.1%

Medpartners, Inc. $1.44 TAPS      148,800                   $ 1,451

TECHNOLOGY - 0.1%

COMMUNICATIONS EQUIPMENT - 0.1%

Globalstar Telecommunications     35,000                     1,641
Ltd. $4.00 (a)

TRANSPORTATION - 0.2%

TRUCKING & FREIGHT - 0.2%

CNF Trust I $2.50 TECONS          33,900                     1,979

UTILITIES - 4.5%

CELLULAR - 0.2%

Nextel Communications, Inc.       5,600                      2,241
0% (a)(e)

ELECTRIC UTILITY - 2.6%

Houston Industries, Inc.          241,700                    27,675
(Time Warner) $3.216 ACES

GAS - 0.1%

Enron Corp. Series J, $10.50      1,100                      1,072

TELEPHONE SERVICES - 1.6%

Intermedia Communications,        140,000                    3,028
Inc. $1.75 (e)

Sprint Corp. (Southern New        10,800                     837
England Telecommunications)
$2.63 DECS

WinStar Communications, Inc.      210,000                    12,285
Series D, $3.50 (e)

                                                             16,150

TOTAL UTILITIES                                              47,138

TOTAL CONVERTIBLE PREFERRED                                  347,948
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 0.1%

UTILITIES - 0.1%

TELEPHONE SERVICES - 0.1%

Intermedia Communications,        1,067                      1,110
Inc. 13.5% pay-in-kind

TOTAL PREFERRED STOCKS                                       349,058
(Cost $306,015)

CASH EQUIVALENTS - 10.8%

                                 SHARES                     VALUE (NOTE 1) (000S)

Taxable Central Cash Fund (c)     113,958,089               $ 113,958
(Cost $113,958)

TOTAL INVESTMENT IN                                         $ 1,053,617
SECURITIES - 100%
(Cost $972,673)


SECURITY TYPE ABBREVIATIONS

ACES                         -   Automatic Common Exchange
                                 Securities

DECS                         -   Dividend Enhanced Convertible
                                 Stock/Debt Exchangeable for
                                 Common Stock

EXCAPS                       -   Exchangeable Capital Units

PHONES                       -   Participating Hybrid Option
                                 Note  Exchangeable Security

PIES                         -   Premium Income  Equity
                                 Securities

PRIDES                       -   Preferred Redeemable
                                 Increased Dividend  Equity
                                 Securities

QUIPS                        -   Quarterly Income  Preferred
                                 Securities

STRYPES                      -   Structured Yield Product
                                 Exchangeable for  Common Stock

TAPS                         -   Threshold Appreciation Price
                                 Secuities

TECONS                       -   Term Convertible Shares

CURRENCY ABBREVIATIONS

EUR                          -   European Monetary Unit

NLG                          -   Dutch guilder

LEGEND

(a) Non-income producing

(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.82%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $158,588,000 or 15.2% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additonal information on each holding is as follows:

SECURITY                    ACQUISITION DATE  ACQUISITION COST (000S)

Cam-Net Communications      4/12/96           $ 1,838
Network, Inc. 11.5% 4/4/00

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS             S&P RATINGS

Aaa, Aa, A        8.9%      AAA, AA, A    8.5%

Baa               4.4%      BBB           4.0%

Ba                0.7%      BB            0.8%

B                 6.5%      B             9.5%

Caa               0.1%      CCC           1.9%

Ca, C             0.0%      CC, C         0.0%

                            D             0.0%

The percentage not rated by Moody's or S&P amounted to 9.6%. FMR has determined that unrated debt securities that are lower quality account for 9.6% of the total value of investment in securities.

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $974,974,000. Net unrealized appreciation aggregated $78,643,000, of which $127,032,000 related to appreciated investment securities and $48,389,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)           MAY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 1,053,617
value (cost $972,673) -  See
accompanying schedule

Receivable for investments                20,068
sold

Receivable for fund shares                4,511
sold

Dividends receivable                      670

Interest receivable                       3,708

Other receivables                         23

 TOTAL ASSETS                             1,082,597

LIABILITIES

Payable for investments        $ 37,434
purchased

Payable for fund shares         1,011
redeemed

Accrued management fee          517

Other payables and accrued      236
expenses

 TOTAL LIABILITIES                        39,198

NET ASSETS                               $ 1,043,399

Net Assets consist of:

Paid in capital                          $ 879,660

Undistributed net investment              4,504
income

Accumulated undistributed net             78,306
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               80,929
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 52,728 shares            $ 1,043,399
outstanding

NET ASSET VALUE, offering                 $19.79
price and redemption price
per share ($1,043,399
(divided by) 52,728 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS   SIX
                       MONTHS ENDED MAY 31, 1999
                                      (UNAUDITED)

INVESTMENT INCOME                         $ 8,391
Dividends

Interest (including income on              12,064
securities loaned of $22)

 TOTAL INCOME                              20,455

EXPENSES

Management fee Basic fee         $ 2,495

 Performance adjustment           493

Transfer agent fees               980

Accounting and security           193
lending fees

Non-interested trustees'          3
compensation

Custodian fees and expenses       29

Registration fees                 41

Audit                             19

Legal                             8

Reports to shareholders           25

Miscellaneous                     1

 Total expenses before            4,287
reductions

 Expense reductions               (120)    4,167

NET INVESTMENT INCOME                      16,288

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            86,264

 Foreign currency transactions    (111)    86,153

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            42,376

 Assets and liabilities in        6        42,382
foreign currencies

NET GAIN (LOSS)                            128,535

NET INCREASE (DECREASE) IN                $ 144,823
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998
                                 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 16,288                       $ 33,377
income

 Net realized gain (loss)         86,153                         90,161

 Change in net unrealized         42,382                         (39,475)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       144,823                        84,063
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (18,601)                       (31,437)
From net investment income

 From net realized gain           (60,281)                       (95,599)

 TOTAL DISTRIBUTIONS              (78,882)                       (127,036)

Share transactions Net            180,440                        458,888
proceeds from sales of shares

 Reinvestment of distributions    72,059                         119,172

 Cost of shares redeemed          (261,878)                      (577,708)

 NET INCREASE (DECREASE) IN       (9,379)                        352
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       56,562                         (42,621)
IN NET ASSETS

NET ASSETS

 Beginning of period              986,837                        1,029,458

 End of period (including        $ 1,043,399                    $ 986,837
undistributed net investment
income of $4,504 and $6,817,
respectively)

OTHER INFORMATION
Shares

 Sold                             9,475                          24,071

 Issued in reinvestment of        4,008                          6,962
distributions

 Redeemed                         (13,787)                       (30,607)

 Net increase (decrease)          (304)                          426


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,
                                 (UNAUDITED)

                                                                1998                    1997     1996     1995     1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.61                        $ 19.57                 $ 18.64  $ 17.66  $ 15.63  $ 17.63
period

Income from Investment
Operations

Net investment  income            .30 D                          .60 D                   .64 D    .83      .79      .78

Net realized and unrealized       2.37                           .86                     1.90     1.79     1.94     (.86)
gain (loss)

Total from  investment            2.67                           1.46                    2.54     2.62     2.73     (.08)
operations

Less Distributions

 From net investment income       (.35)                          (.58)                   (.80)    (.74)    (.70)    (.91)

From net  realized gain           (1.14)                         (1.84)                  (.81)    (.90)    -        (1.01)

Total distributions               (1.49)                         (2.42)                  (1.61)   (1.64)   (.70)    (1.92)

Net asset value, end of period   $ 19.79                        $ 18.61                 $ 19.57  $ 18.64  $ 17.66  $ 15.63

TOTAL RETURN B, C                 15.24%                         8.88%                   14.84%   16.02%   18.00%   (.54)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 1,043                        $ 987                   $ 1,029  $ 1,148  $ 1,049  $ 903
millions)

Ratio of expenses to average      .85% A                         .79%                    .74%     .85%     .70%     .86%
net assets

Ratio of expenses to average      .82% A, E                      .77% E                  .73% E   .83% E   .70%     .85% E
net assets after expense
reductions

Ratio of net investment           3.21% A                        3.21%                   3.46%    4.48%    4.59%    4.61%
income to average  net assets

Portfolio turnover rate           252% A                         223%                    212%     175%     203%     318%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Convertible Securities Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS - CONTINUED

securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,128,438,000 and $1,189,585,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).15% of the fund's average net assets over the performance period) based on the fund's

4. FEES AND OTHERS TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .59% of average net assets after the performance adjustment.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $52,000 for the period.

5. SECURITY LENDING.

The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, there were no loans outstanding.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $107,000 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $7,000 and $6,000, respectively, under these arrangements.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane, Jr., Vice President
David Felman, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

CVS-SANN-0799  80006
1.704534.101

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity(registered trademark) Fund
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Growth & Income Portfolio
Growth & Income II Portfolio
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FIDELITY
EQUITY-INCOME II
FUND

SEMIANNUAL REPORT
MAY 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  19  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 23  Footnotes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999      PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY EQUITY-INCOME II       8.83%          13.01%       143.77%       441.55%

S&P 500 (registered trademark)  12.61%         21.03%       215.95%       403.29%

Equity Income Funds Average     8.63%          8.72%        130.18%       n/a


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on August 21, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 240 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY EQUITY-INCOME II      13.01%       19.51%        21.21%

S&P 500                        21.03%       25.87%        20.21%

Equity Income Funds Average    8.72%        18.04%        n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Equity-Income II            S&P 500
             00319                       SP001
  1990/08/21      10000.00                    10000.00
  1990/08/31      10090.00                    10035.72
  1990/09/30       9790.00                     9546.98
  1990/10/31       9790.00                     9505.93
  1990/11/30      10180.00                    10120.01
  1990/12/31      10451.06                    10402.36
  1991/01/31      10954.00                    10855.90
  1991/02/28      11929.70                    11632.10
  1991/03/31      12424.99                    11913.60
  1991/04/30      12770.41                    11942.19
  1991/05/31      13420.62                    12458.09
  1991/06/30      13105.67                    11887.51
  1991/07/31      13833.74                    12441.47
  1991/08/31      14361.43                    12736.33
  1991/09/30      14456.53                    12523.64
  1991/10/31      14904.71                    12691.45
  1991/11/30      14456.53                    12179.99
  1991/12/31      15320.99                    13573.38
  1992/01/31      15754.68                    13320.91
  1992/02/29      16262.56                    13494.08
  1992/03/31      16199.86                    13230.95
  1992/04/30      16550.87                    13619.94
  1992/05/31      16731.70                    13686.68
  1992/06/30      16626.27                    13482.75
  1992/07/31      17139.50                    14034.19
  1992/08/31      16786.65                    13746.49
  1992/09/30      17001.04                    13908.70
  1992/10/31      17140.75                    13957.38
  1992/11/30      17807.03                    14433.32
  1992/12/31      18240.51                    14610.85
  1993/01/31      18739.36                    14733.59
  1993/02/28      19071.82                    14933.96
  1993/03/31      19793.85                    15249.07
  1993/04/30      19849.55                    14880.04
  1993/05/31      20150.30                    15278.83
  1993/06/30      20341.51                    15323.14
  1993/07/31      20543.02                    15261.84
  1993/08/31      21214.73                    15840.27
  1993/09/30      21136.47                    15718.30
  1993/10/31      21530.18                    16043.67
  1993/11/30      21203.96                    15891.25
  1993/12/31      21685.43                    16083.53
  1994/01/31      22723.07                    16630.37
  1994/02/28      22286.55                    16179.69
  1994/03/31      21374.40                    15474.26
  1994/04/30      21955.29                    15672.33
  1994/05/31      22216.10                    15929.35
  1994/06/30      22047.50                    15539.08
  1994/07/31      22643.38                    16048.77
  1994/08/31      23418.02                    16706.77
  1994/09/30      22879.58                    16297.45
  1994/10/31      23274.88                    16664.14
  1994/11/30      22244.70                    16057.23
  1994/12/31      22370.95                    16295.36
  1995/01/31      22345.60                    16717.90
  1995/02/28      23154.03                    17369.40
  1995/03/31      23916.45                    17881.97
  1995/04/30      24475.31                    18408.59
  1995/05/31      25046.86                    19144.39
  1995/06/30      25390.89                    19589.11
  1995/07/31      26386.61                    20238.68
  1995/08/31      26527.03                    20289.48
  1995/09/30      27125.59                    21145.70
  1995/10/31      26317.59                    21070.21
  1995/11/30      27612.95                    21995.19
  1995/12/31      28274.79                    22418.82
  1996/01/31      29056.25                    23181.96
  1996/02/29      29427.41                    23396.85
  1996/03/31      30226.90                    23622.16
  1996/04/30      30706.27                    23970.35
  1996/05/31      30999.21                    24588.55
  1996/06/30      30759.08                    24682.23
  1996/07/31      29714.58                    23591.77
  1996/08/31      30397.52                    24089.32
  1996/09/30      31443.22                    25445.07
  1996/10/31      32022.26                    26146.84
  1996/11/30      33894.04                    28123.28
  1996/12/31      33564.33                    27566.16
  1997/01/31      34714.35                    29288.50
  1997/02/28      35041.04                    29518.12
  1997/03/31      33624.26                    28305.22
  1997/04/30      35208.43                    29995.04
  1997/05/31      37220.75                    31821.14
  1997/06/30      38981.23                    33246.72
  1997/07/31      41547.49                    35892.17
  1997/08/31      39153.27                    33881.49
  1997/09/30      41322.15                    35737.18
  1997/10/31      40012.85                    34543.55
  1997/11/30      41451.65                    36142.58
  1997/12/31      42684.77                    36763.14
  1998/01/31      42875.18                    37169.74
  1998/02/28      45524.77                    39850.43
  1998/03/31      48002.14                    41891.17
  1998/04/30      48114.83                    42312.59
  1998/05/31      47921.66                    41585.24
  1998/06/30      49500.82                    43274.43
  1998/07/31      49226.35                    42813.56
  1998/08/31      41718.89                    36623.57
  1998/09/30      43543.72                    38969.68
  1998/10/31      47300.56                    42139.47
  1998/11/30      49761.93                    44693.55
  1998/12/31      52493.82                    47268.79
  1999/01/31      53135.89                    49245.57
  1999/02/28      52414.03                    47715.02
  1999/03/31      53890.47                    49624.10
  1999/04/30      56202.08                    51546.04
  1999/05/28      54155.16                    50329.03
IMATRL PRASUN   SHR__CHT 19990531 19990610 165627 R00000000000109

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Equity-Income II Fund on August 21, 1990, when the fund started. As the chart shows, by May 31, 1999, the value of the investment would have grown to $54,155 - a 441.55% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $50,329 - a 403.29% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

With the Federal Reserve Board's
shift in bias toward raising interest
rates to combat inflation, U.S.
equity markets stalled - at least
temporarily - toward the tail end
of the six-month period ending May
31, 1999. Just six months earlier, it
was the Fed's willingness to lower
rates that helped U.S. stock markets
shrug off the ill effects of worldwide
economic doldrums, spurring a
continuation of their bullish
performance into the spring. For the
six-month period, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
16.75%. The tech-heavy NASDAQ
Index rose 26.93% for the period,
while the Standard & Poor's 500
Index - a popular performance
measure of U.S. stock markets -
returned 12.61%. For the month of
May itself, however, the returns for
all three indexes were in negative
territory, testament to the inflation
concerns of anxious investors. The
later stages of the period also were
characterized by a rotation out of
the recently favored large-cap growth
stocks, and into the smaller,
economically sensitive cyclical and
value stocks. What's more, the
previously beleaguered Russell
2000 Index - a popular
performance measure of
small-capitalization stocks -
demonstrated renewed strength,
soundly outperforming the S&P 500
during the last three months of the
period by a count of 12.28% to
5.48%.

(photograph of Bettina Doulton)

An interview with Bettina Doulton, Portfolio Manager of Fidelity
Equity-Income II Fund

Q. HOW DID THE FUND PERFORM, BETTINA?

A. The six-month period ending May 31, 1999, was characterized by strong performance early on and lackluster performance later on. All told, the fund's six-month return of 8.83% edged out the 8.63% return of the equity income funds average, as tracked by Lipper Inc., but trailed the 12.61% return of the Standard & Poor's 500 Index during the same time frame. For the 12 months that ended May 31, 1999, the fund returned 13.01%, again topping the average of its peer group - which returned 8.72% - but lagging the S&P 500's one-year return of 21.03%. As in prior periods, the fund's underperformance relative to the S&P is primarily due to its underweighting of technology stocks. Given the fund's income-oriented investment approach, shareholders should not expect the fund to have a large allocation in the technology sector.

Q. WHAT HELPED THE FUND OUTPACE ITS PEER GROUP OVER THE SIX-MONTH
PERIOD?

A. The fund's outperformance was attributable to strong contributions from several of the fund's largest holdings and its overweighting of the media and leisure sector. Citigroup, General Electric, American Express and Chase Manhattan, the fund's top four holdings, were big contributors to returns. In the media and leisure sector, Time Warner, the fund's fifth-largest holding, was the second-best contributor to overall performance for the period. Time Warner benefited from solid financial returns driven by strong growth of its cable, magazine and music operations, along with continued capital discipline.

Q. THERE WAS A DRAMATIC MARKET ROTATION FROM GROWTH TO CYCLICAL STOCKS DURING THE PERIOD. CAN YOU DESCRIBE THIS SCENARIO IN MORE DETAIL?

A. I don't know if I'd call it a "market rotation" as much as I'd describe it as a "market broadening." Early in the period, the market rallied due to aggressive domestic and global central bank easings, done to boost investor confidence and spur economic growth. The market narrowness of 1998 and early 1999 quickly broadened as more small- and mid-cap companies began to demonstrate positive earnings growth. Therefore, those few large-cap growth stocks that were so attractive over the past 18 months were less eye-catching as the earnings base started to broaden out. Fears of inflation, concerns about interest-rate increases and a rapidly improving global economy further exaggerated the broadening. To take advantage of this shift, I added more energy stocks to the portfolio, and also increased my position in BP Amoco, which was a strong performer. Admittedly, I didn't own the energy stocks as deeply as I would have liked when this sector began rallying mid-spring.

Q. WHAT STOCKS PERFORMED WELL FOR THE FUND?

A. In addition to those I've already mentioned, I would highlight AT&T and MCI WorldCom. Although they compete on several levels, both performed extremely well during the period. The telecom industry in general benefited from a strong economy and a surge in volume growth driven by the Internet. Specifically, AT&T's appreciation was driven by the company's repositioning efforts and acquisitions of cable and media companies, thus reducing its exposure to slower-growth businesses. Meanwhile, the benefits of the MCI and WorldCom merger are coming through on both a cost and revenue basis, and the market has rewarded the new company accordingly.

Q. WHAT ABOUT DISAPPOINTMENTS?

A. Pharmaceuticals were notable laggards relative to the market. Specifically, the fund's holdings in Merck, Eli Lilly and Schering-Plough were detractors. Several factors came into play to depress the sector. First, the relative earnings growth for the pharmaceutical industry didn't look as attractive as it had previously as the global economic recovery broadened the market's earnings prospects. Second, earnings disappointments plagued several companies in the industry. Third, political rhetoric increased as options for expanding Medicare coverage were considered. I reduced the portfolio's overall exposure to pharmaceuticals, but retain significant positions in Bristol-Myers Squibb, Schering-Plough and Merck, which I believe offer good fundamentals and reasonable valuations.

Q. BETTINA, WHAT'S YOUR OUTLOOK FOR THE NEXT FEW MONTHS?

A. Given recent market events, it is one of the most interesting - and most challenging - times to be thinking about positioning a portfolio. Currently, the fund's positioning reflects my thinking that inflation risks are not significant. I don't think the global recoveries are so strong that the Federal Reserve Board will need to drastically increase interest rates. Meanwhile, I will continue to track U.S. consumer spending, critical for both domestic economic growth and the recoveries in Southeast Asia.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: reasonable income; the
fund also considers the
potential for capital
appreciation

FUND NUMBER: 319

TRADING SYMBOL: FEQTX

START DATE: August 21, 1990

SIZE: as of May 31, 1999
more than $19.5 billion

MANAGER: Bettina Doulton,
since 1996; manager,
Fidelity Puritan Fund, since
1996; joined Fidelity in
1986

BETTINA DOULTON ON THE
INFLUENCE OF DAY TRADERS
ON TODAY'S MARKETS:

"Day traders are significantly
changing market dynamics.
Technology is accelerating the
speed and evenness of news
dissemination, transforming the
trading process, and thus
attracting greater day trader
participation than ever before. In
fact, day traders now account for
up to 20% of NASDAQ's daily
trading volume. Increased
participation by day traders and a
lack of investor conviction
regarding economic growth and
inflation has increased market
volatility. It's amazing how quickly
news, be it related to an individual
company or the macro economy, is
discounted in the respective stock
price or broad market. The
increased market participation by
individuals is also significantly
responsible for the NASDAQ
market's plan to extend trading
hours beginning in the fall of 2000.
Against a backdrop of increased
market volatility, I remain
committed to investing with a two-
to three-year time horizon and will
trade opportunistically around
core positions."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

Citigroup, Inc.                 4.8                      3.4

General Electric Co.            4.0                      5.0

American Express Co.            3.9                      3.7

Chase Manhattan Corp.           3.9                      2.0

Time Warner, Inc.               3.4                      2.9

Fannie Mae                      3.0                      2.6

Exxon Corp.                     3.0                      0.9

Bristol-Myers Squibb Co.        2.8                      1.6

BP Amoco PLC sponsored ADR      2.4                      2.0

International Business          2.1                      2.1
Machines Corp.

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

FINANCE                         23.9                     22.7

ENERGY                          10.8                     6.8

HEALTH                          9.2                      10.1

MEDIA & LEISURE                 8.7                      5.3

UTILITIES                       8.3                      10.5



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999 *                                          AS OF NOVEMBER 30, 1998 **

Stocks                 94.9%                                  Stocks                 93.3%

Convertible Securities  0.7%                                  Convertible Securities  1.4%

Short-Term Investments  4.4%                                  Short-Term Investments  5.3%

* FOREIGN INVESTMENTS   6.7%                                  ** FOREIGN INVESTMENTS  6.5%

Row: 1, Col: 1, Value: 94.90000000000001                      Row: 1, Col: 1, Value: 93.3
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.7000000000000001                     Row: 1, Col: 4, Value: 1.4
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.4                                    Row: 1, Col: 8, Value: 5.3




INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 94.9%

                                 SHARES                    VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 2.5%

AEROSPACE & DEFENSE - 2.1%

AlliedSignal, Inc.                826,800                  $ 48,006

Boeing Co.                        1,541,500                 65,128

Gulfstream Aerospace Corp. (a)    500,900                   30,931

Textron, Inc.                     2,057,500                 183,246

United Technologies Corp.         1,140,600                 70,788

                                                            398,099

SHIP BUILDING & REPAIR - 0.4%

General Dynamics Corp.            1,215,430                 79,915

TOTAL AEROSPACE & DEFENSE                                   478,014

BASIC INDUSTRIES - 4.0%

CHEMICALS & PLASTICS - 2.4%

Dow Chemical Co.                  152,200                   18,492

E.I. du Pont de Nemours and       3,715,300                 243,120
Co.

Engelhard Corp.                   598,200                   12,114

ICI (Imperial Chemical            3,500,000                 38,445
Industries) PLC Class L

Lyondell Chemical Co.             1,000,000                 19,063

Praxair, Inc.                     1,916,600                 93,554

Rohm & Haas Co.                   1,025,900                 41,164

                                                            465,952

METALS & MINING - 1.4%

Alcoa, Inc.                       4,888,100                 268,846

PAPER & FOREST PRODUCTS - 0.2%

Georgia-Pacific Corp.             93,000                    8,039

Kimberly-Clark Corp.              616,100                   36,157

                                                            44,196

TOTAL BASIC INDUSTRIES                                      778,994

CONSTRUCTION & REAL ESTATE -
0.7%

BUILDING MATERIALS - 0.6%

Masco Corp.                       4,226,800                 120,728

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

Equity Residential Properties     487,300                   23,360
Trust (SBI)

TOTAL CONSTRUCTION & REAL                                   144,088
ESTATE

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

DURABLES - 2.6%

AUTOS, TIRES, & ACCESSORIES -
1.5%

Delphi Automotive Systems         908,609                  $ 17,831
Corp. (a)

Ford Motor Co.                    3,448,300                 196,769

General Motors Corp.              1,300,000                 89,700

                                                            304,300

CONSUMER DURABLES - 1.0%

Minnesota Mining &                2,227,900                 191,042
Manufacturing Co.

HOME FURNISHINGS - 0.1%

Newell Rubbermaid, Inc.           457,400                   18,525

TOTAL DURABLES                                              513,867

ENERGY - 10.8%

ENERGY SERVICES - 1.9%

Baker Hughes, Inc.                1,680,100                 52,293

Halliburton Co.                   4,604,600                 190,515

Schlumberger Ltd.                 2,109,100                 126,941

                                                            369,749

OIL & GAS - 8.9%

Atlantic Richfield Co.            1,380,300                 115,514

BP Amoco PLC                      2                         -

BP Amoco PLC sponsored ADR        4,354,638                 466,491

Burlington Resources, Inc.        944,600                   40,559

Chevron Corp.                     815,500                   75,587

Conoco, Inc. Class A              1,103,600                 29,935

Exxon Corp.                       7,268,600                 580,579

Royal Dutch Petroleum Co. (NY     2,092,900                 118,380
Registry Gilder 1.25)

Texaco, Inc.                      759,000                   49,715

Total SA:

Class B                           997,649                   121,339

sponsored ADR                     100,900                   6,136

Unocal Corp.                      750,000                   29,813

USX-Marathon Group                3,094,100                 92,630

                                                            1,726,678

TOTAL ENERGY                                                2,096,427

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

FINANCE - 23.9%

BANKS - 5.5%

Bank of America Corp.             2,486,300                $ 160,833

Bank of New York Co., Inc.        2,512,056                 89,806

Chase Manhattan Corp.             10,494,800                760,873

U.S. Bancorp                      2,008,300                 65,270

                                                            1,076,782

CREDIT & OTHER FINANCE - 10.6%

American Express Co.              6,287,712                 761,992

Associates First Capital          6,787,260                 278,278
Corp. Class A

Citigroup, Inc.                   14,090,721                933,503

Household International, Inc.     2,247,786                 97,498

                                                            2,071,271

FEDERAL SPONSORED CREDIT - 4.8%

Fannie Mae                        8,724,000                 593,232

Freddie Mac                       5,835,900                 340,306

                                                            933,538

INSURANCE - 2.6%

American International Group,     1,085,600                 124,098
Inc.

Hartford Financial Services       4,066,700                 257,219
Group, Inc.

MBIA, Inc.                        1,716,800                 117,279

                                                            498,596

SECURITIES INDUSTRY - 0.4%

Morgan Stanley, Dean Witter &     896,400                   86,503
Co.

TOTAL FINANCE                                               4,666,690

HEALTH - 9.2%

DRUGS & PHARMACEUTICALS - 6.8%

American Home Products Corp.      1,176,900                 67,819

Bristol-Myers Squibb Co.          7,870,900                 540,141

Lilly (Eli) & Co.                 3,164,200                 226,043

Merck & Co., Inc.                 5,081,800                 343,022

Pharmacia & Upjohn, Inc.          447,400                   24,803

Schering-Plough Corp.             2,944,400                 132,682

                                                            1,334,510

MEDICAL EQUIPMENT & SUPPLIES
- 2.4%

Abbott Laboratories               1,738,900                 78,577

Baxter International, Inc.        1,864,100                 120,351

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

Becton, Dickinson & Co.           3,402,200                $ 131,835

Johnson & Johnson                 1,384,800                 128,267

                                                            459,030

TOTAL HEALTH                                                1,793,540

HOLDING COMPANIES - 0.2%

ABB AB Series A                   3,235,200                 44,019

INDUSTRIAL MACHINERY &
EQUIPMENT - 7.3%

ELECTRICAL EQUIPMENT - 4.5%

Emerson Electric Co.              1,332,000                 85,082

General Electric Co.              7,758,200                 788,912

Honeywell, Inc.                   123,800                   11,715

                                                            885,709

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.6%

Cooper Industries, Inc.           113,600                   5,630

Deere & Co.                       2,651,300                 100,915

Illinois Tool Works, Inc.         595,100                   45,674

Ingersoll-Rand Co.                1,645,300                 104,785

Parker-Hannifin Corp.             61,900                    2,704

Tyco International Ltd.           2,711,438                 236,912

                                                            496,620

POLLUTION CONTROL - 0.2%

Browning-Ferris Industries,       680,800                   28,253
Inc.

Waste Management, Inc.            200,000                   10,575

                                                            38,828

TOTAL INDUSTRIAL MACHINERY &                                1,421,157
EQUIPMENT

MEDIA & LEISURE - 8.0%

BROADCASTING - 4.8%

CBS Corp. (a)                     3,238,400                 135,203

Comcast Corp. Class A             1,141,400                 43,944
(special)

MediaOne Group, Inc.              1,208,800                 89,300

Time Warner, Inc.                 9,665,981                 657,891

                                                            926,338

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - 1.3%

Disney (Walt) Co.                 2,121,700                $ 61,795

Fox Entertainment Group, Inc.     416,000                   10,608
(a)

King World Productions, Inc.      92,800                    3,097
(a)

News Corp. Ltd.:  sponsored       1,209,300                 40,134
ADR

 sponsored ADR (ltd. vtg.)        625,800                   19,048

Viacom, Inc. Class B              3,257,600                 125,418
(non-vtg.) (a)

                                                            260,100

PUBLISHING - 0.6%

McGraw-Hill Companies, Inc.       2,199,900                 114,120

RESTAURANTS - 1.3%

McDonald's Corp.                  6,513,200                 250,758

TOTAL MEDIA & LEISURE                                       1,551,316

NONDURABLES - 5.0%

BEVERAGES - 0.5%

Brown-Forman Corp. Class B        23,300                    1,554

PepsiCo, Inc.                     2,766,900                 99,090

                                                            100,644

FOODS - 0.4%

Dean Foods Co.                    1,094,500                 41,044

Flowers Industries, Inc.          1,400,200                 31,154

Nabisco Holdings Corp. Class A    208,800                   8,744

                                                            80,942

HOUSEHOLD PRODUCTS - 2.8%

Avon Products, Inc.               3,506,000                 173,328

Procter & Gamble Co.              715,300                   66,791

Unilever NV                       3,020,178                 197,255

Unilever PLC                      12,330,267                108,660

                                                            546,034

TOBACCO - 1.3%

British American Tobacco PLC      2,789,600                 25,514

Philip Morris Companies, Inc.     5,744,400                 221,518

                                                            247,032

TOTAL NONDURABLES                                           974,652

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - 3.7%

GENERAL MERCHANDISE STORES -
2.0%

Dayton Hudson Corp.               2,097,400                $ 132,136

Federated Department Stores,      250,000                   13,625
Inc. (a)

Nordstrom, Inc.                   2,378,400                 84,433

Saks, Inc. (a)                    1,461,572                 40,376

Wal-Mart Stores, Inc.             2,795,200                 119,145

                                                            389,715

GROCERY STORES - 1.6%

Albertson's, Inc.                 1,217,900                 65,158

American Stores Co.               1,289,200                 42,544

Kroger Co. (a)                    3,608,700                 211,334

                                                            319,036

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.1%

Toys R Us, Inc. (a)               529,100                   12,202

TOTAL RETAIL & WHOLESALE                                    720,953

SERVICES - 0.4%

PRINTING - 0.3%

Donnelley (R.R.) & Sons Co.       1,418,300                 51,413

SERVICES - 0.1%

ServiceMaster Co.                 1,665,050                 30,179

TOTAL SERVICES                                              81,592

TECHNOLOGY - 6.9%

COMPUTER SERVICES & SOFTWARE
- 2.2%

Electronic Data Systems Corp.     350,000                   19,688

International Business            3,477,000                 404,419
Machines Corp.

                                                            424,107

COMPUTERS & OFFICE EQUIPMENT
- 4.2%

Hewlett-Packard Co.               1,749,200                 164,971

Pitney Bowes, Inc.                5,480,400                 349,376

Xerox Corp.                       5,599,200                 314,605

                                                            828,952

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - 0.5%

Motorola, Inc.                    375,900                  $ 31,129

Texas Instruments, Inc.           544,200                   59,522

                                                            90,651

TOTAL TECHNOLOGY                                            1,343,710

TRANSPORTATION - 1.4%

RAILROADS - 1.4%

Burlington Northern Santa Fe      5,334,900                 165,382
Corp.

CSX Corp.                         1,350,700                 63,398

Union Pacific Corp.               918,800                   52,429

                                                            281,209

UTILITIES - 8.3%

CELLULAR - 1.0%

ALLTEL Corp.                      2,649,900                 189,965

ELECTRIC UTILITY - 1.0%

CMS Energy Corp.                  1,722,000                 80,073

Duke Energy Corp.                 580,000                   34,981

Entergy Corp.                     414,900                   13,458

PG&E Corp.                        1,777,900                 60,004

                                                            188,516

GAS - 0.2%

Enron Corp.                       668,300                   47,700

TELEPHONE SERVICES - 6.1%

Ameritech Corp.                   2,505,600                 164,900

AT&T Corp.                        7,082,950                 393,104

MCI WorldCom, Inc. (a)            4,044,794                 349,369

SBC Communications, Inc.          5,225,000                 267,128

Sprint Corp. (FON Group)          106,100                   11,963

                                                            1,186,464

TOTAL UTILITIES                                             1,612,645

TOTAL COMMON STOCKS                            18,502,873
(Cost $12,965,937)

CONVERTIBLE PREFERRED STOCKS
- 0.5%

                                 SHARES                    VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.0%

Ingersoll Rand Co./Ingersoll      22,400                   $ 655
Rand Finance $1.68  Income
PRIDES

MEDIA & LEISURE - 0.5%

BROADCASTING - 0.5%

MediaOne Group, Inc.              1,032,700                 86,489
(AirTouch Communucations,
Inc.) $3.63 PIES

TOTAL CONVERTIBLE PREFERRED                                 87,144
STOCKS
(Cost $71,592)



CONVERTIBLE BONDS - 0.2%

MOODY'S RATINGS (UNAUDITED)              PRINCIPAL AMOUNT (000S)

MEDIA & LEISURE - 0.2%

PUBLISHING - 0.2%

News America Holdings, Inc.    Baa3      $ 68,010                      47,267
liquid yield option notes 0%
3/11/13 (Cost $45,424)


CASH EQUIVALENTS - 4.4%

                                          SHARES

Taxable Central Cash Fund (b)              861,644,521                 861,645
(Cost $861,645)

TOTAL INVESTMENT IN                                                  $ 19,498,929
SECURITIES - 100%
(Cost $13,944,598)


SECURITY TYPE ABBREVIATIONS

PIES                         -   Premium Income  Equity
                                 Securities

PRIDES                       -   Preferred Redeemable
                                 Increased Dividend  Equity
                                 Securities

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.82%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $13,992,705,000.

Net unrealized appreciation aggregated $5,506,224,000, of which $5,774,260,000 related to appreciated investment securities and $268,036,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)            MAY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 19,498,929
value (cost $13,944,598) -
See accompanying schedule

Receivable for investments                907
sold

Receivable for fund shares                12,292
sold

Dividends receivable                      62,388

Interest receivable                       6,442

Other receivables                         286

 TOTAL ASSETS                             19,581,244

LIABILITIES

Payable for investments        $ 12,478
purchased

Payable for fund shares         17,466
redeemed

Accrued management fee          8,090

Other payables and accrued      2,940
expenses

 TOTAL LIABILITIES                        40,974

NET ASSETS                               $ 19,540,270

Net Assets consist of:

Paid in capital                          $ 12,445,436

Undistributed net investment              69,999
income

Accumulated undistributed net             1,470,880
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               5,553,955
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 636,676                  $ 19,540,270
shares outstanding

NET ASSET VALUE, offering                 $30.69
price and redemption price
per share ($19,540,270
(divided by) 636,676 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS         SIX
                             MONTHS ENDED MAY 31, 1999
                             (UNAUDITED)

INVESTMENT INCOME                            $ 125,852
Dividends

 Special dividend from                        21,160
Unilever NV

 Special dividend from                        16,543
Unilever PLC

Interest (including income on                 30,710
securities loaned of $1,006)

 TOTAL INCOME                                 194,265

EXPENSES

Management fee                   $ 47,316

Transfer agent fees               16,255

Accounting and security           522
lending fees

Non-interested trustees'          70
compensation

Custodian fees and expenses       164

Registration fees                 226

Audit                             18

Legal                             33

Reports to shareholders           377

Miscellaneous                     24

 Total expenses before            65,005
reductions

 Expense reductions               (1,627)     63,378

NET INVESTMENT INCOME                         130,887

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            1,548,855

 Foreign currency transactions    168         1,549,023

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (51,887)

 Assets and liabilities in        (484)       (52,371)
foreign currencies

NET GAIN (LOSS)                               1,496,652

NET INCREASE (DECREASE) IN                   $ 1,627,539
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998
                                 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 130,887                      $ 215,282
income

 Net realized gain (loss)         1,549,023                      1,578,191

 Change in net unrealized         (52,371)                       1,388,942
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       1,627,539                      3,182,415
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (99,302)                       (200,602)
From net investment income

 From net realized gain           (1,468,613)                    (1,714,025)

 TOTAL DISTRIBUTIONS              (1,567,915)                    (1,914,627)

Share transactions Net            1,418,015                      2,699,403
proceeds from sales of shares

 Reinvestment of distributions    1,487,807                      1,855,162

 Cost of shares redeemed          (2,031,529)                    (3,866,382)

 NET INCREASE (DECREASE) IN       874,293                        688,183
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       933,917                        1,955,971
IN NET ASSETS

NET ASSETS

 Beginning of period              18,606,353                     16,650,382

 End of period (including        $ 19,540,270                   $ 18,606,353
undistributed net investment
income of $69,999 and
$38,414, respectively)

OTHER INFORMATION
Shares

 Sold                             46,296                         93,193

 Issued in reinvestment of        51,291                         69,690
distributions

 Redeemed                         (66,329)                       (135,365)

 Net increase (decrease)          31,258                         27,518


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1998                   1997      1996      1995      1994

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 30.73                        $ 28.81                $ 25.17   $ 21.53   $ 18.57   $ 18.85
period

Income from Investment
Operations

Net investment  income          .20 D, E                       .35 D                  .42 D     .48       .42       .37

Net realized and unrealized     2.34                           4.84                   4.87      4.23      3.80      .53
gain (loss)

Total from investment           2.54                           5.19                   5.29      4.71      4.22      .90
operations

Less Distributions

 From net investment income     (.16)                          (.33)                  (.49)     (.43)     (.40)     (.47)

From net  realized gain         (2.42)                         (2.94)                 (1.16)    (.64)     (.86)     (.71)

Total distributions             (2.58)                         (3.27)                 (1.65)    (1.07)    (1.26)    (1.18)

Net asset value,  end of       $ 30.69                        $ 30.73                $ 28.81   $ 25.17   $ 21.53   $ 18.57
period

TOTAL RETURN B, C               8.83%                          20.05%                 22.30%    22.75%    24.13%    4.91%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in  $ 19,540                       $ 18,606               $ 16,650  $ 15,596  $ 11,553  $ 7,605
millions)

Ratio of expenses to average    .68% A                         .68%                   .70%      .73%      .76%      .83%
net assets

Ratio of expenses to average    .66% A, F                      .66% F                 .68% F    .72% F    .75% F    .81% F
net assets after expense
reductions

Ratio of net investment         1.36% A                        1.20%                  1.58%     2.13%     2.37%     2.36%
income to average net assets

Portfolio turnover rate         71% A                          62%                    77%       46%       45%       75%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS SPECIAL DIVIDENDS FROM UNILEVER NV AND UNILEVER PLC WHICH AMOUNTED TO
$.03 AND $.03 PER SHARE, RESPECTIVELY.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Equity-Income II Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, market discount, non-taxable dividends, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management &

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT - CONTINUED

Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $6,412,628,000 and $6,847,796,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .49% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES - CONTINUED

asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,059,000 for the period.

5. SECURITY LENDING.

The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. At period end, there were no loans outstanding.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,471,000 under this arrangement.

In addition, the fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $156,000 under this arrangement.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bettina E. Doulton, Vice President
Richard A. Spillane, Jr., Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

* INDEPENDENT TRUSTEES

EII-SANN-0799  79613
1.704739.101

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY

FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity (registered trademark) Fund
Global Balanced Fund
Growth & Income Portfolio
Growth & Income II Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIDELITY
RETIREMENT GROWTH
FUND

SEMIANNUAL REPORT
MAY 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  18  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 22  Footnotes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999      PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY RETIREMENT GROWTH      13.21%         23.29%       132.74%       357.67%

S&P 500 (registered trademark)  12.61%         21.03%       215.95%       426.65%

Capital Appreciation Funds      17.09%         17.54%       137.43%       279.60%
Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 281 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY RETIREMENT GROWTH    23.29%       18.41%        16.43%

S&P 500                       21.03%       25.87%        18.07%

Capital Appreciation Funds    17.54%       17.20%        12.89%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Retirement Growth           S&P 500
             00073                       SP001
  1989/05/31      10000.00                    10000.00
  1989/06/30       9859.45                     9943.00
  1989/07/31      10787.07                    10840.85
  1989/08/31      10913.56                    11053.33
  1989/09/30      11075.19                    11008.01
  1989/10/31      10688.69                    10752.63
  1989/11/30      10976.81                    10971.98
  1989/12/31      11281.50                    11235.31
  1990/01/31      10725.69                    10481.42
  1990/02/28      10837.81                    10616.63
  1990/03/31      10927.50                    10897.97
  1990/04/30      10613.58                    10625.52
  1990/05/31      11607.67                    11661.51
  1990/06/30      11869.27                    11582.21
  1990/07/31      11824.42                    11545.15
  1990/08/31      10613.58                    10501.47
  1990/09/30       9484.95                     9990.05
  1990/10/31       9178.50                     9947.09
  1990/11/30       9813.82                    10589.67
  1990/12/31      10135.83                    10885.12
  1991/01/31      10603.06                    11359.71
  1991/02/28      11477.23                    12171.93
  1991/03/31      11778.67                    12466.50
  1991/04/30      11854.03                    12496.41
  1991/05/31      12245.90                    13036.26
  1991/06/30      11462.16                    12439.20
  1991/07/31      12208.22                    13018.87
  1991/08/31      12728.20                    13327.41
  1991/09/30      12886.45                    13104.85
  1991/10/31      13346.14                    13280.45
  1991/11/30      12969.35                    12745.25
  1991/12/31      14756.25                    14203.30
  1992/01/31      14788.63                    13939.12
  1992/02/29      14999.09                    14120.33
  1992/03/31      14537.70                    13844.98
  1992/04/30      14699.59                    14252.03
  1992/05/31      14974.80                    14321.86
  1992/06/30      14424.38                    14108.47
  1992/07/31      14918.14                    14685.50
  1992/08/31      14513.42                    14384.45
  1992/09/30      14683.40                    14554.19
  1992/10/31      15144.79                    14605.13
  1992/11/30      16002.80                    15103.16
  1992/12/31      16319.86                    15288.93
  1993/01/31      16726.86                    15417.36
  1993/02/28      16200.74                    15627.03
  1993/03/31      16657.37                    15956.76
  1993/04/30      16528.32                    15570.61
  1993/05/31      17401.89                    15987.90
  1993/06/30      17630.21                    16034.27
  1993/07/31      17749.33                    15970.13
  1993/08/31      18742.03                    16575.40
  1993/09/30      18811.52                    16447.77
  1993/10/31      19367.42                    16788.24
  1993/11/30      19119.25                    16628.75
  1993/12/31      19931.35                    16829.96
  1994/01/31      20494.54                    17402.17
  1994/02/28      20284.29                    16930.58
  1994/03/31      19354.73                    16192.40
  1994/04/30      19531.79                    16399.67
  1994/05/31      19664.58                    16668.62
  1994/06/30      19233.00                    16260.24
  1994/07/31      19719.91                    16793.57
  1994/08/31      20671.60                    17482.11
  1994/09/30      20439.21                    17053.80
  1994/10/31      20527.74                    17437.51
  1994/11/30      19930.17                    16802.44
  1994/12/31      19943.53                    17051.62
  1995/01/31      20030.66                    17493.76
  1995/02/28      20489.85                    18175.50
  1995/03/31      20924.22                    18711.85
  1995/04/30      21470.29                    19262.92
  1995/05/31      21743.32                    20032.86
  1995/06/30      22190.10                    20498.22
  1995/07/31      23269.82                    21177.94
  1995/08/31      23443.57                    21231.10
  1995/09/30      23952.40                    22127.05
  1995/10/31      23431.16                    22048.06
  1995/11/30      24200.61                    23015.97
  1995/12/31      24785.83                    23459.25
  1996/01/31      25154.63                    24257.81
  1996/02/29      25414.95                    24482.68
  1996/03/31      25497.15                    24718.45
  1996/04/30      26305.50                    25082.80
  1996/05/31      26538.41                    25729.68
  1996/06/30      25962.98                    25827.71
  1996/07/31      24496.99                    24686.64
  1996/08/31      24921.72                    25207.28
  1996/09/30      26058.88                    26625.95
  1996/10/31      25853.37                    27360.29
  1996/11/30      27456.36                    29428.46
  1996/12/31      26851.70                    28845.48
  1997/01/31      28140.70                    30647.75
  1997/02/28      28031.99                    30888.02
  1997/03/31      26339.20                    29618.84
  1997/04/30      27208.89                    31387.08
  1997/05/31      28855.09                    33297.93
  1997/06/30      30361.52                    34789.67
  1997/07/31      33110.36                    37557.89
  1997/08/31      31961.13                    35453.89
  1997/09/30      33638.39                    37395.70
  1997/10/31      31231.21                    36146.69
  1997/11/30      31790.30                    37819.92
  1997/12/31      31830.72                    38469.29
  1998/01/31      32907.48                    38894.76
  1998/02/28      36534.49                    41699.85
  1998/03/31      37743.49                    43835.29
  1998/04/30      38329.10                    44276.28
  1998/05/31      37120.10                    43515.17
  1998/06/30      39254.74                    45282.75
  1998/07/31      39160.28                    44800.49
  1998/08/31      32510.78                    38323.24
  1998/09/30      35514.39                    40778.22
  1998/10/31      37667.92                    44095.13
  1998/11/30      40425.96                    46767.73
  1998/12/31      43254.97                    49462.49
  1999/01/31      46266.53                    51531.01
  1999/02/28      43878.30                    49929.43
  1999/03/31      46353.37                    51927.10
  1999/04/30      46787.60                    53938.24
  1999/05/28      45767.17                    52664.76
IMATRL PRASUN   SHR__CHT 19990531 19990611 140505 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Retirement Growth Fund on May 31, 1989. As the chart shows, by May 31, 1999, the value of the investment would have grown to $45,767 - a 357.67% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $52,665 - a 426.65% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

With the Federal Reserve Board's
shift in bias toward raising interest
rates to combat inflation, U.S.
equity markets stalled - at least
temporarily - toward the tail end
of the six-month period ending May
31, 1999. Just six months earlier, it
was the Fed's willingness to lower
rates that helped U.S. stock markets
shrug off the ill effects of worldwide
economic doldrums, spurring a
continuation of their bullish
performance into the spring. For the
six-month period, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
16.75%. The tech-heavy NASDAQ
Index rose 26.93% for the period,
while the Standard & Poor's 500
Index - a popular performance
measure of U.S. stock markets -
returned 12.61%. For the month of
May itself, however, the returns for
all three indexes were in negative
territory, testament to the inflation
concerns of anxious investors. The
later stages of the period also were
characterized by a rotation out of
the recently favored large-cap growth
stocks, and into the smaller,
economically sensitive cyclical and
value stocks. What's more, the
previously beleaguered Russell
2000 Index - a popular
performance measure of
small-capitalization stocks -
demonstrated renewed strength,
soundly outperforming the S&P 500
during the last three months of the
period by a count of 12.28% to
5.48%.

(photograph of Fergus Shiel)

An interview with Fergus Shiel, Portfolio Manager of Fidelity
Retirement Growth Fund

Q. HOW DID THE FUND PERFORM, FERGUS?

A. For the six months that ended May 31, 1999, the fund returned 13.21%, compared to 12.61% for the Standard & Poor's 500 Index and 17.09% for the capital appreciation funds average tracked by Lipper Inc. For the 12 months that ended May 31, 1999, the fund returned 23.29%, while the S&P 500 index and the Lipper average returned 21.03% and 17.54%, respectively.

Q. WHAT FACTORS CAUSED THE FUND TO LAG THE LIPPER PEER GROUP, YET
OUTPERFORM THE S&P 500 INDEX DURING THE PERIOD?

A. The Lipper capital appreciation funds average is a large category, and it's very difficult to say for sure what my competitors were investing in during the period. Most likely, the fund lagged the peer group due in part to my underweighting relative to the Lipper average in smaller-cap value stocks and in cyclical stocks, which rallied dramatically during the period. Relative to the S&P 500 index, the fund benefited from strong stock selection, particularly in technology companies, and a successful shift into biotechnology shares rather than large-cap pharmaceutical companies, which performed poorly during the period. While I sold both of these holdings during the period, fund performance also was helped by strength in our positions in financial stocks, particularly electronic brokerage start-up E*Trade Group and consumer finance company Providian.

Q. YOU INDICATED THAT YOU SHIFTED ASSETS INTO BIOTECHNOLOGY COMPANIES. CAN YOU TELL US A BIT MORE ABOUT THIS INVESTMENT CHANGE AND SPECIFIC HOLDINGS?

A. Sure. I made a large transition into biotechnology stocks, which now occupy four out of the top 10 holdings in the fund. Leaders in the biotechnology industry and strong contributors to the fund were Immunex and Amgen. When these companies first started out, they were spending a lot of money on the research and development (R&D) of new drugs, but they weren't making much money. Today, however, their R&D spending is paying off and they are producing an array of effective and profitable new products. As a result, the stock prices of these companies rallied significantly as the market realized the potential demand and profitability of these new drugs.

Q. WHAT ABOUT THE FUND'S TECHNOLOGY AND UTILITIES HOLDINGS?

A. In these sectors, the fund benefited from an eclectic mix of companies in various industries, including wireless communications, telecommunications and computer software. Top contributors from these groups were Microsoft, MCI WorldCom and cellular telephone manufacturer Nokia. Each of these holdings boosted fund performance as they produced strong earnings growth resulting from their dominant market positions.

Q. WHICH STOCKS DETRACTED FROM THE FUND'S RETURN?

A. The fund's exposure to pharmaceutical stocks such as Eli Lilly & Co. and Schering-Plough hurt fund performance. The entire group came under pressure toward the end of the period as investors shunned expensive growth companies for cyclical and value stocks. In addition, these companies suffered from the perception that their key products may lose patent protection, and increased competition could put pressure on earnings. My feeling was that, while these companies were recently out of favor, they can perform well, given their defensive characteristics, especially if the global economy doesn't turn around as anticipated.

Q. WHAT'S YOUR OUTLOOK?

A. Given the increase in bond yields and concerns about inflation, the stock market has been very resilient. However, I would not be surprised if the market shifts gears and instead chooses to focus on the negative message the bond market is sending. In response, we would see short-term weakness in the equity market. Over the long-term, though, I think a short-term pull back in the stock market is healthy and would represent a buying opportunity given the positive outlook for U.S. companies and stocks. There is still a lot of liquidity in the market, in the form of new cash that eventually has to find a home. The U.S. equity market will most likely be the primary beneficiary of this steady flow of new investments.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to provide capital
appreciation

FUND NUMBER: 073

TRADING SYMBOL: FDFFX

START DATE: March 25, 1983

SIZE: as of May 31, 1999,
more than $5.3 billion

MANAGER: J. Fergus Shiel,
since 1996; manager,
Fidelity Trend Fund,
1995-1996; Fidelity
Dividend Growth Fund,
1994-1995; Fidelity Select
Broadcast & Media Portfolio,
1993; Fidelity Select
Telecommunications Portfolio,
1992-1994; Fidelity Select
Consumer Products Portfolio,
1991-1993; joined Fidelity
in 1989

FERGUS SHIEL ON INVESTMENT
OPPORTUNITIES IN THE
TELECOMMUNICATIONS
INDUSTRY:

"The Internet and the changing
business environment offer
tremendous opportunities for the
telecommunications industry,
namely because the telephone
companies are going to be the
primary carriers of data and
Internet traffic. Today, telephone
voice service accounts for the
majority of revenues and is more
profitable than data and Internet
service; however, data and Internet
traffic are growing exponentially
faster than voice transmission.

"In general, the telephone business
is a `fixed-cost' business, and any
incremental increase in demand
quickly adds to earnings. As an
illustration, let's say a telephone
company with fixed costs and total
capacity for 100 calls carries 10
phone calls a day, but then
increases that business to 20 calls a
day. Given that the costs are fixed,
the revenue generated by those
extra 10 calls goes straight to the
bottom line. With unused network
capacity in the industry that should
be absorbed by the massive increase
in demand for data and Internet
traffic, we should see strong
earnings growth. We've already seen
the stock of many
telecommunications and Internet
equipment manufacturers benefit
from the surge in demand for data
and Internet access. On the other
hand, I don't believe the market
has fully recognized the potential
of many telecommunications
companies, and, as a result, I will
be keeping a close eye on them."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

Safeway, Inc.                   4.1                      2.1

Microsoft Corp.                 3.6                      2.6

Nokia AB sponsored ADR          3.5                      1.7

Immunex Corp.                   3.3                      0.0

Ameritech Corp.                 3.0                      0.2

Amgen, Inc.                     3.0                      0.9

Associates First Capital        2.4                      0.9
Corp. Class A

Biogen, Inc.                    2.3                      0.0

Genzyme Corp. (General          2.1                      0.0
Division)

Merck & Co., Inc.               2.1                      2.0

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

HEALTH                          23.9                     18.2

TECHNOLOGY                      21.3                     18.0

FINANCE                         11.4                     9.2

RETAIL & WHOLESALE              9.7                      5.9

UTILITIES                       7.3                      8.1



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999 *                                           AS OF NOVEMBER 30, 1998 **

Stocks                  93.3%                                  Stocks                   97.4%

Bonds                    0.2%                                  Bonds                     0.2%

Short-Term  Investments  6.5%                                  Short-Term  Investments   2.4%

* FOREIGN INVESTMENTS   11.0%                                  ** FOREIGN INVESTMENTS  11.5%

Row: 1, Col: 1, Value: 93.3                                    Row: 1, Col: 1, Value: 97.0
Row: 1, Col: 4, Value: 1.0                                     Row: 1, Col: 4, Value: 1.0
Row: 1, Col: 8, Value: 6.0                                     Row: 1, Col: 8, Value: 2.0




INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 93.3%

                                 SHARES                  VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.2%

United Technologies Corp.         199,960                $ 12,410

BASIC INDUSTRIES - 0.2%

IRON & STEEL - 0.0%

Armco, Inc. (a)                   250,000                 1,609

METALS & MINING - 0.0%

Belden, Inc.                      52,300                  1,232

PACKAGING & CONTAINERS - 0.2%

Crown Cork & Seal Co., Inc.       322,900                 10,131

TOTAL BASIC INDUSTRIES                                    12,972

DURABLES - 1.0%

AUTOS, TIRES, & ACCESSORIES -
0.6%

Ford Motor Co.                    500,000                 28,531

Johnson Controls, Inc.            25,000                  1,577

                                                          30,108

CONSUMER ELECTRONICS - 0.4%

Gemstar International Group       380,400                 23,513
Ltd. (a)

TOTAL DURABLES                                            53,621

ENERGY - 1.9%

ENERGY SERVICES - 1.9%

ENSCO International, Inc.         2,200,000               39,050

Global Marine, Inc. (a)           4,250,400               59,771

                                                          98,821

FINANCE - 11.4%

BANKS - 2.1%

Bank of Ireland, Inc.:

(Great Britain)                   2,421,500               45,110

(Ireland)                         754,300                 13,965

Bank of New York Co., Inc.        600,000                 21,450

Mellon Bank Corp.                 500,000                 17,844

SunTrust Banks, Inc.              197,900                 13,358

                                                          111,727

CREDIT & OTHER FINANCE - 6.2%

American Express Co.              557,700                 67,586

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Associates First Capital          3,040,742              $ 124,670
Corp. Class A

Citigroup, Inc.                   1,150,000               76,188

Household International, Inc.     1,291,100               56,001

                                                          324,445

FEDERAL SPONSORED CREDIT - 1.6%

Fannie Mae                        570,000                 38,760

Freddie Mac                       752,200                 43,863

                                                          82,623

INSURANCE - 0.2%

Xl Capital Ltd.                   200,000                 12,163

SECURITIES INDUSTRY - 1.3%

Bear Stearns Companies, Inc.      400,000                 17,750

Merrill Lynch & Co., Inc.         100,000                 8,400

Morgan Stanley, Dean Witter &     350,000                 33,775
Co.

Schwab (Charles) Corp.            100,000                 10,581

                                                          70,506

TOTAL FINANCE                                             601,464

HEALTH - 23.9%

DRUGS & PHARMACEUTICALS - 19.5%

Allergan, Inc.                    800,000                 74,400

Amgen, Inc. (a)                   2,478,200               156,746

Biogen, Inc. (a)                  1,100,000               120,038

Centocor, Inc. (a)                300,000                 13,031

Elan Corp. PLC sponsored ADR      600,000                 32,400
(a)

Genzyme Corp. (General            2,752,773               111,659
Division)

IDEC Pharmaceuticals Corp. (a)    110,800                 5,588

Immunex Corp. (a)                 1,330,000               174,396

Lilly (Eli) & Co.                 1,300,700               92,919

Medimmune, Inc. (a)               493,500                 31,399

Merck & Co., Inc.                 1,643,200               110,916

Schering-Plough Corp.             2,413,800               108,772

                                                          1,032,264

MEDICAL EQUIPMENT & SUPPLIES
- 3.0%

AmeriSource Health Corp.          1,800,200               53,218
Class A (a)

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

Guidant Corp.                     2,100,000              $ 105,000

Mentor Corp.                      85,000                  1,355

                                                          159,573

MEDICAL FACILITIES MANAGEMENT
- 1.4%

Health Management Associates,     3,324,800               43,222
Inc. Class A (a)

Lincare Holdings, Inc. (a)        679,900                 16,743

Universal Health Services,        251,900                 12,564
Inc. Class B (a)

                                                          72,529

TOTAL HEALTH                                              1,264,366

HOLDING COMPANIES - 1.2%

Kinnevik Investment AB:

rights 7/30/99 (a)                6,069,000               4,235

Series B                          2,926,000               60,909

                                                          65,144

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.6%

ELECTRICAL EQUIPMENT - 1.4%

General Electric Co.              751,300                 76,398

POLLUTION CONTROL - 1.2%

Waste Management, Inc.            1,150,000               60,806

TOTAL INDUSTRIAL MACHINERY &                              137,204
EQUIPMENT

MEDIA & LEISURE - 5.4%

BROADCASTING - 1.6%

Clear Channel Communications,     100,000                 6,606
Inc. (a)

MediaOne Group, Inc.              632,700                 46,741

Nielsen Media Research, Inc.      1,103,400               29,516

                                                          82,863

ENTERTAINMENT - 0.6%

Disney (Walt) Co.                 600,000                 17,475

Viacom, Inc. Class B              383,200                 14,753
(non-vtg.) (a)

                                                          32,228

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

LEISURE DURABLES & TOYS - 1.1%

Hasbro, Inc.                      2,100,000              $ 60,113

LODGING & GAMING - 0.5%

Circus Circus Enterprises,        464,200                 9,806
Inc. (a)

Jurys Hotel Group PLC             1,812,200               16,401

                                                          26,207

PUBLISHING - 0.5%

Independent Newspapers PLC        4,884,346               25,153
(United Kingdom)

RESTAURANTS - 1.1%

Starbucks Corp. (a)               1,550,000               57,641

TOTAL MEDIA & LEISURE                                     284,205

NONDURABLES - 4.0%

AGRICULTURE - 0.2%

IAWS Group PLC                    3,278,275               12,993

FOODS - 1.1%

Quaker Oats Co.                   869,600                 57,448

HOUSEHOLD PRODUCTS - 2.4%

Clorox Co.                        800,000                 80,750

Ecolab, Inc.                      698,000                 29,665

Procter & Gamble Co.              160,000                 14,940

                                                          125,355

TOBACCO - 0.3%

Philip Morris Companies, Inc.     400,000                 15,425

Universal Corp.                   50,000                  1,306

                                                          16,731

TOTAL NONDURABLES                                         212,527

RETAIL & WHOLESALE - 9.7%

APPAREL STORES - 0.6%

Ross Stores, Inc.                 729,900                 33,530

DRUG STORES - 0.8%

Walgreen Co.                      1,697,200               39,460

GENERAL MERCHANDISE STORES -
2.7%

Arnotts PLC (d)                   1,667,488               13,305

Dayton Hudson Corp.               1,353,300               85,258

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

GENERAL MERCHANDISE STORES -
CONTINUED

Dillards, Inc. Class A            100,000                $ 3,513

Dollar General Corp.              732,500                 19,457

Family Dollar Stores, Inc.        925,600                 20,652

                                                          142,185

GROCERY STORES - 4.1%

Safeway, Inc. (a)                 4,673,600               217,318

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.5%

Bed Bath & Beyond, Inc. (a)       1,284,400               43,910

PETsMART, Inc. (a)                3,330,270               29,972

Staples, Inc. (a)                 200,000                 5,750

                                                          79,632

TOTAL RETAIL & WHOLESALE                                  512,125

SERVICES - 2.3%

ADVERTISING - 2.2%

ADVO, Inc. (a)                    945,600                 18,735

Interpublic Group of              596,000                 45,147
Companies, Inc.

Omnicom Group, Inc.               743,800                 52,066

                                                          115,948

PRINTING - 0.1%

Bowne & Co., Inc.                 136,400                 2,285

SERVICES - 0.0%

Armor Holdings, Inc. (a)          90,500                  945

TOTAL SERVICES                                            119,178

TECHNOLOGY - 21.3%

COMMUNICATIONS EQUIPMENT - 5.4%

Cisco Systems, Inc. (a)           100,000                 10,900

Lucent Technologies, Inc.         850,000                 48,344

Newbridge Networks Corp. (a)      1,460,340               40,298

Nokia AB sponsored ADR            2,600,000               184,600

                                                          284,142

COMPUTER SERVICES & SOFTWARE
- 10.8%

Affiliated Computer Services,     36,000                  1,562
Inc. Class A (a)

BMC Software, Inc.                150,000                 7,416

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Citrix Systems, Inc. (a)          850,000                $ 42,022

Computer Sciences Corp. (a)       481,100                 31,121

Electronic Data Systems Corp.     300,000                 16,875

Exodus Communications, Inc.       95,300                  7,148
(a)

IMS Health, Inc.                  1,610,200               39,651

Inktomi Corp. (a)                 35,400                  3,646

International Business            700,000                 81,419
Machines Corp.

Legato Systems, Inc. (a)          750,000                 41,063

Microsoft Corp. (a)               2,350,000               189,616

Siebel Systems, Inc.              1,080,421               49,193

Veritas Software Corp. (a)        700,000                 61,775

                                                          572,507

COMPUTERS & OFFICE EQUIPMENT
- 3.5%

Dell Computer Corp. (a)           400,000                 13,775

Hewlett-Packard Co.               192,100                 18,117

Lexmark International Group,      475,000                 64,659
Inc. Class A (a)

Xerox Corp.                       1,568,800               88,147

                                                          184,698

ELECTRONICS - 1.6%

Broadcom Corp. Class A (a)        160,000                 15,320

Texas Instruments, Inc.           650,000                 71,094

                                                          86,414

TOTAL TECHNOLOGY                                          1,127,761

TRANSPORTATION - 1.1%

AIR TRANSPORTATION - 0.0%

Ryanair Holdings PLC              2,400                   106
sponsored ADR (a)

RAILROADS - 0.3%

Canadian National Railway Co.     237,100                 15,178

SHIPPING - 0.8%

Irish Continental Group PLC       2,058,000               27,690
(d)

Peninsular & Oriental Steam       879,100                 12,842
Navigation Co.

                                                          40,532

TOTAL TRANSPORTATION                                      55,816

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - 7.1%

CELLULAR - 0.6%

Millicom International            670,500                $ 24,138
Cellular SA (a)

Societe Europeene de              2,351,260               7,246
Communication SA unit (a)

                                                          31,384

TELEPHONE SERVICES - 6.5%

Ameritech Corp.                   2,417,500               159,102

BellSouth Corp.                   1,200,000               56,625

ESAT Telecom Group PLC            651,600                 24,109
sponsored ADR (a)

MCI WorldCom, Inc. (a)            1,099,618               94,980

SBC Communications, Inc.          203,800                 10,419

                                                          345,235

TOTAL UTILITIES                                           376,619

TOTAL COMMON STOCKS                                       4,934,233
(Cost $4,269,713)



NONCONVERTIBLE BONDS - 0.2%

MOODY'S RATINGS (UNAUDITED)             PRINCIPAL AMOUNT (000S)

UTILITIES - 0.2%

CELLULAR - 0.2%

Millicom International        Caa1      $ 14,696                      10,949
Cellular SA 0% 6/1/06 (c)
(Cost $10,153)


CASH EQUIVALENTS - 6.5%

                                         SHARES

Taxable Central Cash Fund (b)             342,408,984                 342,409
(Cost $342,409)

TOTAL INVESTMENT IN                                                 $ 5,287,591
SECURITIES - 100%
(Cost $4,622,275)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.82%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Affiliated company

Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:

United States of America    89.0%

Ireland                     3.9

Finland                     3.5

Sweden                      1.2

Canada                      1.1

Others (individually less     1.3
than 1%)

TOTAL                       100.0%

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $4,661,144,000. Net unrealized appreciation aggregated $626,447,000, of which $835,018,000 related to appreciated investment securities and $208,571,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)             MAY 31, 1999(UNAUDITED)

ASSETS

Investment in securities, at              $ 5,287,591
value (cost $4,622,275) -
See accompanying schedule

Receivable for investments                 223,880
sold

Receivable for fund shares                 4,933
sold

Dividends receivable                       2,480

Interest receivable                        1,156

Other receivables                          1,915

 TOTAL ASSETS                              5,521,955

LIABILITIES

Payable for investments        $ 213,641
purchased

Payable for fund shares         5,227
redeemed

Accrued management fee          1,895

Other payables and accrued      840
expenses

 TOTAL LIABILITIES                         221,603

NET ASSETS                                $ 5,300,352

Net Assets consist of:

Paid in capital                           $ 3,917,999

Undistributed net investment               10,070
income

Accumulated undistributed net              707,007
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                665,276
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 251,402                   $ 5,300,352
shares outstanding

NET ASSET VALUE, offering                  $21.08
price and redemption price
per share ($5,300,352
(divided by) 251,402 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS        SIX
                            MONTHS ENDED MAY 31, 1999
                                          (UNAUDITED)

INVESTMENT INCOME                            $ 19,010
Dividends (including $2,861
received from affiliated
issuers)

Special dividend from                         2,148
Kinnevik Investment AB
Series B

Interest                                      4,683

 TOTAL INCOME                                 25,841

EXPENSES

Management fee Basic fee         $ 15,097

 Performance adjustment           (4,276)

Transfer agent fees               4,407

Accounting fees and expenses      450

Non-interested trustees'          22
compensation

Custodian fees and expenses       204

Registration fees                 197

Audit                             28

Legal                             42

Interest                          12

Miscellaneous                     99

 Total expenses before            16,282
reductions

 Expense reductions               (1,490)     14,792

NET INVESTMENT INCOME                         11,049

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            773,664
(including realized gain
(loss) of   $1,158 on sales
of investments in affiliated
issuers)

 Foreign currency transactions    (245)       773,419

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (173,928)

 Assets and liabilities in        (28)        (173,956)
foreign currencies

NET GAIN (LOSS)                               599,463

NET INCREASE (DECREASE) IN                   $ 610,512
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30,
                                 (UNAUDITED)                    1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 11,049                       $ 29,783
income

 Net realized gain (loss)         773,419                        581,695

 Change in net unrealized         (173,956)                      405,091
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       610,512                        1,016,569
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (30,323)                       (25,385)
From net investment income

 From net realized gain           (608,308)                      (665,849)

 TOTAL DISTRIBUTIONS              (638,631)                      (691,234)

Share transactions Net            683,181                        1,008,952
proceeds from sales of shares

 Reinvestment of distributions    637,147                        690,187

 Cost of shares redeemed          (636,140)                      (1,393,869)

 NET INCREASE (DECREASE) IN       684,188                        305,270
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       656,069                        630,605
IN NET ASSETS

NET ASSETS

 Beginning of period              4,644,283                      4,013,678

 End of period (including        $ 5,300,352                    $ 4,644,283
undistributed net investment
income of $10,070 and
$29,344, respectively)

OTHER INFORMATION
Shares

 Sold                             32,391                         51,663

 Issued in reinvestment of        32,238                         42,187
distributions

 Redeemed                         (30,227)                       (72,941)

 Net increase (decrease)          34,402                         20,909


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                    1997     1996     1995     1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 21.40                        $ 20.47                 $ 20.04  $ 19.50  $ 18.01  $ 19.26
period

Income from Investment
Operations

Net investment  income            .04 D, G                       .13 D, F                .13 D    .26      .34      .19

Net realized and unrealized       2.52                           4.34                    2.61     2.14     3.09     .58
gain (loss)

Total from  investment            2.56                           4.47                    2.74     2.40     3.43     .77
operations

Less Distributions

 From net investment income       (.14)                          (.13)                   (.26)    (.34)    (.20)    (.14)

From net realized gain            (2.74)                         (3.41)                  (2.05)   (1.52)   (1.74)   (1.88)

Total distributions               (2.88)                         (3.54)                  (2.31)   (1.86)   (1.94)   (2.02)

Net asset value, end of period   $ 21.08                        $ 21.40                 $ 20.47  $ 20.04  $ 19.50  $ 18.01

TOTAL RETURN B, C                 13.21%                         27.16%                  15.78%   13.45%   21.43%   4.24%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 5,300                        $ 4,644                 $ 4,014  $ 4,205  $ 3,970  $ 3,163
millions)

Ratio of expenses  to average     .64% A                         .62%                    .64%     .74%     .99%     1.07%
net assets

Ratio of expenses to average      .58% A, E                      .57% E                  .59% E   .70% E   .99%     1.07%
net assets after expense
reductions

Ratio of net investment           .43% A                         .68%                    .66%     1.26%    1.92%    1.13%
income to average net assets

Portfolio turnover rate           338% A                         266%                    205%     230%     108%     72%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
F INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $0.03 PER SHARE.
G INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM KINNEVIK INVESTMENT AB SERIES B WHICH AMOUNTED TO $0.01 PER SHARE.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Retirement Growth Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $8,265,873,000 and $8,378,985,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets after the performance adjustment.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES - CONTINUED

statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $860,000 for the period.

5. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $80,597,000. The weighted average interest rate was 5.2%.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,419,000 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $3,000 and $68,000, respectively, under these arrangements.

7. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNT IN THOUSANDS                PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE
AFFILIATE

ADVO, Inc.                         $ -                $ 12,160        $ -                  $ -
Arnotts PLC                         -                  -               252                  13,305
Irish Continental Group PLC         -                  -               157                  27,690
Kinnevik Investment AB Series       -                  2,429           2,452                -
B

TOTALS                             $ -                $ 14,589        $ 2,861              $ 40,995


MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

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CONNECTICUT

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ILLINOIS

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INDIANA

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MAINE

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MARYLAND

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MASSACHUSETTS

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MICHIGAN

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MINNESOTA

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MISSOURI

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NEW JERSEY

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501 Route 17, South
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NEW YORK

1055 Franklin Avenue
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NORTH CAROLINA

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OHIO

600 Vine Street
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16850 SW 72 Avenue
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TENNESSEE

6150 Poplar Road
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TEXAS

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14100 San Pedro
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UTAH

215 South State Street
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VIRGINIA

8180 Greensboro Drive
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WASHINGTON

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511 Pine Street
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WASHINGTON, DC

1900 K Street, N.W.
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WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
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OVERNIGHT EXPRESS
Fidelity Investments
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SELLING SHARES

Fidelity Investments
P.O. Box 660602
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OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
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(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
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SELLING SHARES

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OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
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GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
J. Fergus Shiel, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

FRE-SANN-0799  80243
1.479485.101

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

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